MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.






FUND LOGO







Quarterly Report

January 31, 1997



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Summary of
Fund's Overall
Asset Mix
As of 1/31/97
                                                        Percent of Fund's Portfolio    Reference Portfolio
                                                          1/31/97        10/31/96          Percentages
North & South American Equities                             18.1%          19.0%*              36.0%
European Equities                                            9.3            9.4                11.0
Pacific Basin Equities                                       4.9            4.5                13.0
Total Equities                                              32.3*          32.9                60.0

US Dollar Denominated Fixed-Income Securities               29.5           29.9                24.0
  US Issuers                                                19.8           19.2                 --
  Non-US Issuers                                             9.7           10.7                 --
Non-US Dollar Denominated Fixed-Income Securities           11.3           12.4                16.0
Total Fixed-Income Securities                               40.8++         42.3++              40.0

Cash & Cash Equivalents                                     26.9           24.8                 --


 *Includes value of Stock Index Futures.
++Includes Preferred Stock.

Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior
  Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and
  Portfolio Manager
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
James W. Harshaw, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





DEAR SHAREHOLDER


During the quarter ended January 31, 1997, Merrill Lynch Global Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.58%, +5.26%, +5.21% and +5.45%, respectively. Noteworthy developments during the January quarter included the ongoing strength of the US stock market and the US dollar, especially relative to the yen and the Deutschemark. At the same time, many stock and bond markets outside of the United States turned in positive results in local currency terms; however, these returns became negative when they were translated into US dollars. Although the Fund's continued underweighting in US stocks hindered its relative performance, its significant hedging of foreign currency exposure back into US dollars protected the portfolio from currency losses on foreign security holdings to a large degree. As a result, the Fund outperformed the unmanaged Reference Portfolio for the January quarter by 1.95 percentage points. (As discussed in past reports to shareholders, the total return of this benchmark index is a weighted average of the total returns of two equity and two fixed-income indexes which are shown on page 6.)

We are very pleased to note that the net asset value of the Fund's Class A Shares closed the January quarter at an all-time high, after the December distribution to shareholders is added back into the share price. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.)


Portfolio Matters
During the January quarter, Japan was one of the worst performers among large global equity markets. Shareholders may remember that the Japanese stock market peaked in December 1989, when the Nikkei 225 Average reached 38,915.87. By the beginning of the January 31, 1997 quarter, the Japanese stock market index had fallen to 20,633.1, and declined 16.1% further during the period to a low of 17,303.7 before rebounding to end the quarter at 18,330.

In December 1989, the Japanese stock market, as measured by the Financial Times/Standard & Poor's--Actuaries Index, made up 41.5% of world equity market capitalization, while the US stock market accounted for 31.0%. In contrast, by the end of 1996, the United States constituted 44.4% of world equity market capitalization, and Japan, 17.9%. In other words, the size of the Japanese stock market relative to the USmarket declined 70% between 1989 and 1996.

Merrill Lynch Global Allocation Fund, Inc. has been underweighted in Japan since the Fund's inception in early 1989. During the January quarter, we brought the Fund's Japanese equity exposure close to the Reference Portfolio weighting of 7.1%. During the quarter, the Fund purchased both common stock of individual Japanese companies as well as Nikkei 225 stock index futures contracts. When the Fund purchases futures contracts, it is obligated to set aside or segregate sufficient collateral to ensure that it is not leveraged. Thus, the purchase of Nikkei 225 stock index futures, combined with setting aside the cash collateral, essentially replicates an investment in a portfolio comprised of stocks in the Nikkei 225 index. By purchasing futures contracts instead of individual stocks, we seek to reduce market impact and transaction costs. At a later date, we anticipate that we will sell these stock index futures as we identify further attractive opportunities in individual Japanese stocks.

We have become more optimistic on Japan's prospects for several reasons. First, Japanese interest rates are very low and have been low for some time. We believe that this will ultimately spur economic activity and corporate profits growth, making stocks relatively attractive compared to money market alternatives. Second, as we have noted, the yen has declined significantly relative to the US dollar in the past 18 months. During the years when the yen was strong, Japanese export-oriented firms found themselves increasingly at a competitive disadvantage in world markets relative to non-Japanese companies. A weaker yen tends to make Japanese exports more competitive and exporters more profitable. Finally, the Japanese economy seems to be out of recession and into a period of slow growth.

In the United States, interest rates rose during the January quarter as bond prices peaked in early December. Interest rates, as measured by the 30-year Treasury bond, rose from 6.68% to 6.79%. During the quarter, we modestly decreased the Fund's bond exposure from 42.3% to 40.8%. At the same time, the composition of the Fund's bond investments shifted somewhat. We increased holdings in US Government and agency securities and decreased investments in US corporate bonds, particularly in the high-yield sector. In addition, we took profits in some Latin American bonds. These activities served to upgrade the quality of our bond holdings. We believe this strategy to be appropriate since yield spreads between lower credit quality issues and higher-quality issues such as US Treasury securities have narrowed significantly.

At the end of the January quarter, the Fund's cash and cash reserves accounted for 26.9% of net assets, an increase from 24.8% at the end of the October quarter. As has been the case for some time, we continue to have difficulty identifying new investment opportunities that meet our valuation criteria.


Fund's Risk-Adjusted
Performance Highlighted
We are pleased to report to shareholders that Merrill Lynch Global Allocation Fund's Class A Shares were cited as among the "Best Funds for the Long Haul" and rated #8 among 294 global equity funds, based on their overall performance index (OPI) of 72.3, as computed by Kanon Bloch Carre, and reported in the February 3, 1997 issue of US News & World Report. This is the fourth consecutive time that the Fund was mentioned by US News & World Report in its periodic survey of mutual funds. (Results were not provided for the Fund's Class B, Class C or Class D Shares.)

The OPI measured the risk-adjusted relative performance of funds for the past one-, three-, five- and ten-year periods ended December 31, 1996, and the ratings cited are based on unrounded overall OPIs. The OPI also takes into account:

* A fund's performance during down markets (using the 1990 bear market and 1994 downturn).

* Downside volatility (for the five years ended December 31, 1996).

* Overall volatility (measured by calculating the monthly average of a fund's total return for the three years ended December 31, 1996 and calculating how much the actual month-by-month return varied from that average).

* Expense ratio.

In addition, Merrill Lynch Global Allocation Fund's Class B Shares were cited favorably by Morningstar Inc. in a January 17, 1997 report. Also, based on Morningstar data, the Fund's Class B Shares were cited for their superior risk-adjusted total returns over the past five years in the February 3, 1997 issue of Business Week. (Ratings were not provided for the Fund's Class A, Class C or Class D Shares.) The Fund was also mentioned in the February 9, 1997 issue of The New York Times in an article entitled "Looking Abroad? It Still Pays to Diversify." The Fund was highlighted in a chart, "Some Stellar Performers," based on a Morningstar study that compared the risk-adjusted performance of a variety of global and international mutual funds.

The results shown in these articles for Merrill Lynch Global
Allocation Fund do not reflect the relevant sales charges, and would be lower if sales charges were included. Past performance is not predictive of future results.


In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook with you again in our next report to shareholders.


Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Bryan N. Ison)
Bryan N. Ison
Vice President and Portfolio Manager



February 28, 1997





PERFORMANCE DATA



About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +16.19%        +10.09%
Five Years Ended 12/31/96                 +13.85         +12.63
Inception (2/3/89) through 12/31/96       +14.29         +13.52

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                       +14.95%        +10.95%
Five Years Ended 12/31/96                 +12.67         +12.67
Inception (2/3/89) through 12/31/96       +13.13         +13.13

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                       +15.01%        +14.01%
Inception (10/21/94) through 12/31/96     +15.47         +15.47

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +15.96%        + 9.87%
Inception (10/21/94) through 12/31/96     +16.42         +13.59

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Performance
Summary--
Class A Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed     Dividends Paid*        % Change**
2/3/89--12/31/89                $10.00    $10.76           $0.199             $0.484             +14.64%
1990                             10.76      9.89            0.237              0.854             + 1.88
1991                              9.89     11.05            0.196              1.409             +28.75
1992                             11.05     11.53            0.038              0.816             +12.19
1993                             11.53     13.23            0.194              0.508             +21.01
1994                             13.23     12.23            0.140              0.605             - 2.00
1995                             12.23     13.88            0.341              0.872             +23.72
1996                             13.88     14.55            0.530              1.001             +16.19
1/1/97--1/31/97                  14.55     14.81             --                 --               + 1.79
                                                           ------             ------
                                                     Total $1.875       Total $6.549

                                                         Cumulative total return as of 1/31/97: +192.74%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed     Dividends Paid*        % Change**
2/3/89--12/31/89                $10.00    $10.75           $0.199             $0.392             +13.58%
1990                             10.75      9.88            0.237              0.741             + 0.84
1991                              9.88     11.03            0.196              1.300             +27.47
1992                             11.03     11.47            0.038              0.731             +11.06
1993                             11.47     13.11            0.194              0.409             +19.69
1994                             13.11     12.12            0.140              0.479             - 2.89
1995                             12.12     13.73            0.341              0.735             +22.39
1996                             13.73     14.36            0.530              0.855             +14.95
1/1/97--1/31/97                  14.36     14.61             --                 --               + 1.74
                                                           ------             ------
                                                     Total $1.875       Total $5.642

                                                         Cumulative total return as of 1/31/97: +169.77%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed     Dividends Paid*        % Change**
10/21/94--12/31/94              $12.91    $12.07           $0.140             $0.368             - 2.58%
1995                             12.07     13.63            0.341              0.771             +22.38
1996                             13.63     14.23            0.530              0.876             +15.01
1/1/97--1/31/97                  14.23     14.47             --                 --               + 1.69
                                                           ------             ------
                                                     Total $1.011       Total $2.015

                                                          Cumulative total return as of 1/31/97: +39.43%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

PERFORMANCE DATA (concluded)


Performance
Summary--
Class D Shares
                                Net Asset Value        Capital Gains
Period Covered                Beginning    Ending       Distributed     Dividends Paid*        % Change**
10/21/94--12/31/94              $13.07    $12.24           $0.140             $0.383             - 2.35%
1995                             12.24     13.87            0.341              0.845             +23.29
1996                             13.87     14.54            0.530              0.968             +15.96
1/1/97--1/31/97                  14.54     14.79             --                 --               + 1.72
                                                           ------             ------
                                                     Total $1.011       Total $2.196

                                                          Cumulative total return as of 1/31/97: +42.00%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Recent
Performance
Results
                                                              Net Asset Value                       Total Return
                                                     1/31/97     10/31/96    1/31/96           12-Month         3-Month
ML Global Allocation Fund, Inc. Class A Shares*       $14.81      $15.17      $14.23           +15.36%(1)      + 5.58%(2)
ML Global Allocation Fund, Inc. Class B Shares*        14.61       14.95       14.06           +14.21(3)       + 5.26(4)
ML Global Allocation Fund, Inc. Class C Shares*        14.47       14.83       13.96           +14.18(5)       + 5.21(6)
ML Global Allocation Fund, Inc. Class D Shares*        14.79       15.15       14.22           +15.05(7)       + 5.45(8)
US Stocks: Standard & Poor's 500 Index**                                                       +26.35          +12.03
Non-US Stocks: Financial Times/Standard & Poor's--
  Actuaries World Index (Ex-US)***                                                             + 2.15          - 0.90
US Bonds: ML Government Index GA05****                                                         + 1.54          + 0.71
Non-US Bonds: Salomon Brothers World Government Bond Index (Ex-US)*****                        + 2.11          - 3.65

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $1.001 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.638 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (3)Percent change includes reinvestment of $0.855 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.561 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (5)Percent change includes reinvestment of $0.876 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.568 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (7)Percent change includes reinvestment of $0.968 per share ordinary income dividends and $0.530 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.619 per share ordinary income dividends and $0.530 per share capital gains distributions.



Portfolio
Abbreviations


To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
DKR    Danish Krone
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
ITL    Italian Lira
JPY    Japanese Yen
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
SKR    Swedish Kroner
USD    United States Dollar


SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
Argentina      Oil--Related             600,000     Yacimientos Petroliferos
                                                    Fiscales S.A. (ADR)++ (USD)     $    12,973,690  $    16,725,000     0.1%

                                                    Total Common Stocks in
                                                    Argentina                            12,973,690       16,725,000     0.1


Australia      Banking                2,645,800     Westpac Banking Corp.                 5,614,396       15,114,794     0.1

               Building &             2,286,577     Lend Lease Corporation Limited       38,116,084       39,449,181     0.4
               Construction

               Foods                  7,916,000     Goodman Fielder Wattie Ltd.           8,324,587        9,647,388     0.1

               Insurance              1,614,135     GIO Australia Holdings, Ltd.          2,786,182        4,106,485     0.0

               Multi-Industry         1,500,000     Pacific Dunlop, Ltd.                  4,092,789        3,610,458     0.0

               Tobacco                2,099,800     Rothmans Holdings, Ltd.               7,893,919       14,218,823     0.1
                                      1,242,300     WD & HO Wills Holdings, Ltd.          1,389,502        2,261,561     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          9,283,421       16,480,384     0.1

                                                    Total Common Stocks in
                                                    Australia                            68,217,459       88,408,690     0.7


Brazil         Telecommunications        35,000     Telecomunicacoes Brasileiras
                                                    S.A.--Telebras PN (ADR)++ (USD)       1,953,385        3,053,750     0.0

                                                    Total Common Stocks in Brazil         1,953,385        3,053,750     0.0

Canada         Beverages              1,900,000     Cott Corp. (USD)                     15,484,918       15,675,000     0.1

               Metals--Non-Ferrous      100,000     Inco Ltd. (USD)                       2,132,000        3,387,500     0.0

               Multi-Industry           100,000     Canadian Pacific, Ltd. (USD)          1,116,420        2,712,500     0.0

               Oil--Related             353,000     International Petroleum Corp.
                                                    (USD)                                 1,000,196        1,875,313     0.0

               Paper                  3,250,000     Repap Enterprises Inc.               12,879,320        5,382,813     0.1

               Specialty Retailing      280,000     Semi-Tech Corporation (Class A)       4,108,297          592,516     0.0

               Telecommunications       100,000     BCE Telecommunications, Inc.
                                                    (USD)                                 3,375,484        5,037,500     0.0
                                        587,900     Rogers Cantel Mobile
                                                    Communications Inc.                  11,306,266       11,960,544     0.1
                                      4,443,700     Rogers Communications Inc.           38,715,406       31,674,725     0.3
                                                                                    ---------------  ---------------   ------
                                                                                         53,397,156       48,672,769     0.4

                                                    Total Common Stocks in Canada        90,118,307       78,298,411     0.6


Denmark        Banking                   53,500     Unidanmark A/S                        1,870,730        2,911,378     0.0

                                                    Total Common Stocks in Denmark        1,870,730        2,911,378     0.0


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
Finland        Metals                   366,700     Outokumpu OY                    $     5,258,735  $     5,934,994     0.1%

               Paper & Forest         1,500,000     Enso-Gutzeit OY                      12,019,454       12,046,465     0.1
               Products               2,909,250     Metsa Serla OY 'B'                   23,657,400       21,218,434     0.2
                                        776,492     UPM-Kymmene OY                       15,467,454       15,192,269     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         51,144,308       48,457,168     0.4

               Telecommunications       250,000     Nokia Corp. (ADR)++ (USD)             8,318,438       16,718,750     0.1
               Equipment                186,360     Nokia OY                              8,998,615       12,408,474     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         17,317,053       29,127,224     0.2

                                                    Total Common Stocks in Finland       73,720,096       83,519,386     0.7

France         Automobiles               94,304     Peugeot S.A.                         11,413,010       10,112,527     0.1

               Banking                  215,600     Compagnie de Suez S.A.                8,482,839       10,234,177     0.1
                                        173,900     Compagnie Financiere de
                                                    Paribas S.A.                          9,343,179       11,896,269     0.1
                                        697,886     Societe Generale                     73,835,653       80,263,200     0.6
                                                                                    ---------------  ---------------   ------
                                                                                         91,661,671      102,393,646     0.8

               Electronics               91,021     SGS-Thomson Microelectronics
                                                    N.V.                                  4,196,067        6,517,959     0.0

               Engineering &            119,340     Bouygues S.A.                        12,009,424       11,718,195     0.1
               Construction

               Foods/Food Processing     61,600     Groupe Danone S.A.                    9,786,153        9,524,051     0.1

               Industrial               217,404     Alcatel Alsthom Cie Generale
                                                    d'Electricite S.A.                   19,730,017       21,543,832     0.2
                                        196,400     Elf Aquitaine (Elf) S.A.             14,173,233       19,071,754     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         33,903,250       40,615,586     0.3

               Insurance                271,145     Assurances Generales de
                                                    France S.A. (AGF)                     7,406,170        8,639,376     0.1

               Metals/Steel           1,038,723     Usinor-Sacilor S.A.                  15,498,579       14,763,766     0.1

               Multi-Industry            33,455     EuraFrance S.A.                       9,052,946       14,204,763     0.1

                                                    Total Common Stocks in France       194,927,270      218,489,869     1.7


Germany        Automotive                44,362     Volkswagen AG                        16,620,722       20,824,306     0.2

               Banking                   55,680     Bayerische Vereinsbank AG             1,339,965        2,110,687     0.0
                                        113,150     Deutsche Bank AG                      5,287,453        5,642,995     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          6,627,418        7,753,682     0.0

               Capital Goods            369,636     Kloeckner-Werke AG                   17,229,762       19,855,920     0.2

               Chemicals                 51,451     Henkel KGaA                           2,280,226        2,531,407     0.0

               Engineering &             30,480     Philipp Holzmann AG                  11,661,385        7,777,219     0.1
               Construction

               Insurance                 13,558     Allianz AG Holding                   23,994,954       25,200,897     0.2

               Manufacturing             83,134     Thyssen AG                           15,302,076       15,822,965     0.1

               Retail                    27,715     Karstadt AG                          10,815,610        8,458,979     0.1

               Telecommunications       197,100     Deutsche Telekom AG                   3,748,649        3,681,638     0.0

                                                    Total Common Stocks in Germany      108,280,802      111,907,013     0.9


Hong Kong      Agriculture           35,938,000     C.P. Pokphand Co. Ltd.
                                                    (Ordinary)                           12,604,198       14,377,983     0.1

               Banking                  390,123     HSBC Holdings PLC                     3,858,650        9,037,501     0.1

               Multi-Industry           889,500     Hutchison Whampoa Ltd.                4,867,725        6,715,590     0.0

               Real Estate              817,000     Cheung Kong Holdings Ltd.             5,904,073        7,618,023     0.1

                                                    Total Common Stocks in
                                                    Hong Kong                            27,234,646       37,749,097     0.3


Indonesia      Paper & Pulp           2,669,600     Asia Pacific Resources
                                                    International Holdings Ltd.
                                                    (ADR)++ (USD)                        18,325,968       14,349,100     0.1
                                      1,715,000     Asia Pulp & Paper Company Ltd.
                                                    (ADR)++ (USD)                        19,722,500       19,722,500     0.2

                                                    Total Common Stocks in
                                                    Indonesia                            38,048,468       34,071,600     0.3


Italy          Banking                1,813,400     Istituto Mobiliare Italiano
                                                    S.p.A. (Ordinary)                    13,339,979       17,664,814     0.1

               Insurance             10,785,989     Istituto Nazionale della
                                                    Assicurazioni (INA) S.p.A.           15,495,280       14,890,380     0.1
                                         97,000     Mediolanum S.p.A.                       747,016          902,773     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         16,242,296       15,793,153     0.1

               Multi-Industry         9,117,595     Compagnie Industriali Riunite
                                                    S.p.A. (CIR)                          7,816,550        7,071,411     0.1
                                     27,176,500     MontEdison S.p.A.                    22,271,980       22,021,784     0.2
                                                                                         30,088,530       29,093,195     0.3

               Oil--Related           1,580,547     Ente Nazionale Idrocarburi
                                                    S.p.A.                                7,440,374        8,816,230     0.1

               Publishing             3,000,000     Seat S.p.A.                           1,088,139        1,155,922     0.0
                                      8,666,863     Seat S.p.A.--RISP                     2,411,987        2,188,629     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          3,500,126        3,344,551     0.0

               Telecommunications     3,000,000     Societa Finanziara Telefonica
                                                    S.p.A. (STET)                         4,365,655       14,807,346     0.1
                                      8,666,863     Societa Finanziaria Telefonica
                                                    S.p.A. (STET) RISP                   16,268,795       34,039,364     0.3
                                      3,958,000     Telecom Italia Mobile S.p.A.          1,395,818       11,763,244     0.1
                                      3,958,000     Telecom Italia S.p.A.                 7,779,466       11,431,712     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         29,809,734       72,041,666     0.6

                                                    Total Common Stocks in Italy        100,421,039      146,753,609     1.2


Japan          Automobiles &          3,282,000     Suzuki Motor Corp.                   30,510,247       31,141,089     0.3
               Equipment

               Beverages              1,064,000     Chukyo Coca-Cola Bottling
                                                    Co., Ltd.                            12,588,736        8,682,310     0.1
                                        565,000     Hokkaido Coca-Cola Bottling
                                                    Co., Ltd.                             7,764,597        6,899,340     0.0
                                        722,000     Kinki Coca-Cola Bottling
                                                    Co., Ltd.                            11,225,806        8,220,792     0.1
                                      1,243,000     Mikuni Coca-Cola Bottling
                                                    Co., Ltd.                            17,391,669       13,332,508     0.1
                                        947,000     Sanyo Coca-Cola Bottling
                                                    Co., Ltd.                            13,573,916       12,267,244     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         62,544,724       49,402,194     0.4

               Capital Goods          3,868,000     Mitsubishi Heavy Industries,
                                                    Inc.                                 23,624,404       27,861,089     0.2

               Chemicals                157,000     Shin-Etsu Chemical Co., Ltd.          3,056,555        2,875,743     0.0

               Electrical               922,000     Chudenko Corp.                       27,466,554       25,332,178     0.2
               Construction           1,266,000     Kinden Corporation                   20,107,928       15,877,228     0.1
                                         34,000     Taihei Dengyo Kaisha Ltd.               637,020          276,601     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         48,211,502       41,486,007     0.3

               Electrical Equipment     593,000     Murata Manufacturing Co., Ltd.       19,275,913       18,396,700     0.2

               Financial Services       360,000     Nomura Securities Co., Ltd.           7,080,991        4,603,960     0.0

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
Japan          Industrial                28,000     Miura Kogyo Co., Ltd.           $       466,635  $       332,673     0.0%
(concluded)                              13,200     Nitto Kohki Co., Ltd.                   489,424          398,614     0.0
                                                                                    ---------------  ---------------   ------
                                                                                            956,059          731,287     0.0

               Insurance              2,536,000     Dai-Tokyo Fire & Marine
                                                    Insurance Co., Ltd.                  16,465,472       10,608,515     0.1
                                      1,329,000     Fuji Fire & Marine
                                                    Insurance Co., Ltd.                   6,214,393        4,671,238     0.0
                                      4,039,000     Koa Fire & Marine
                                                    Insurance Co., Ltd.                  20,916,709       16,562,566     0.1
                                        765,000     Mitsui Marine & Fire
                                                    Insurance Co., Ltd.                   5,730,161        4,109,035     0.0
                                      3,234,000     Nichido Fire & Marine
                                                    Insurance Co., Ltd.                  19,081,985       18,091,188     0.2
                                      3,728,000     Nippon Fire & Marine
                                                    Insurance Co., Ltd.                  16,261,797       13,810,825     0.1
                                      4,571,000     Sumitomo Marine & Fire
                                                    Insurance Co., Ltd.                  31,384,704       26,211,592     0.2
                                      2,368,000     Tokio Marine & Fire
                                                    Insurance Co., Ltd.                  25,707,953       21,491,749     0.2
                                      4,028,000     Yasuda Fire & Marine
                                                    Insurance Co., Ltd.                  21,487,246       17,780,363     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        163,250,420      133,337,071     1.0

               Office Equipment       1,612,000     Canon, Inc.                          23,455,745       34,181,848     0.3

               Packaging &              912,000     Toyo Seikan Kaisha, Ltd.             23,384,016       23,627,723     0.2
               Containers

               Pharmaceuticals        1,061,000     Sankyo Pharmaceuticals Co.,
                                                    Ltd.                                 23,391,365       27,663,036     0.2
                                        384,000     Taisho Pharmaceuticals Co.            7,984,458        8,744,554     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         31,375,823       36,407,590     0.3

               Restaurants              356,000     Mos Food Services, Inc.               8,797,607        5,903,960     0.1
                                        310,000     Ohsho Food Service Corp.              6,834,314        4,476,073     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         15,631,921       10,380,033     0.1

               Retail Stores            460,000     Ito Yokado Co., Ltd.                 21,319,319       21,330,033     0.2
                                        100,000     Sangetsu Co., Ltd.                    3,160,832        1,856,436     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         24,480,151       23,186,469     0.2

               Steel                    266,000     Maruichi Steel Tube Ltd.              5,107,698        4,082,178     0.0

                                                    Total Common Stocks in Japan        481,946,169      441,700,981     3.5


Mexico         Conglomerates            433,800     Grupo Carso, S.A. de C.V.
                                                    (ADR)++ (USD)                         3,832,850        5,259,825     0.1

               Finance                    6,054     Grupo Financiero Inbursa, S.A.
                                                    de C.V. (ADR)++ (USD)                   121,464          105,945     0.0

               Foods                    700,000     Grupo Industrial Maseca (ADR)++
                                                    (USD)                                 7,969,925       13,825,000     0.1

               Telecommunications       433,800     Global Telecommunications
                                                    Solutions, Inc. (ADR)++ (USD)         2,060,550        2,494,350     0.0

                                                    Total Common Stocks in Mexico        13,984,789       21,685,120     0.2


Netherlands    Airlines                 156,260     KLM Royal Dutch Airlines N.V.         4,486,455        4,671,323     0.0

               Chemicals                117,720     Akzo N.V.                            14,550,083       16,540,178     0.1
                                        288,070     European Vinyls Corp.
                                                    International N.V.                   11,384,340        8,016,732     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         25,934,423       24,556,910     0.2

               Computer Software        111,200     Getronics N.V.                        1,347,831        3,179,215     0.0

               Electronics              475,125     Philips Electronics N.V.             17,151,017       19,110,365     0.2
               Distribution

               Forest Products          385,900     Koninklijke KNP N.V.                  9,018,462        8,494,918     0.1

               Insurance              1,766,537     Internationale Nederlanden
                                                    Groep N.V.                           27,430,540       66,540,392     0.5

               Miscellaneous--           10,000     Nijverdal Ten Cate N.V.                 501,699          471,247     0.0
               Manufacturing

               Telecommunications       100,000     Royal PTT Nederland N.V.              3,450,311        3,630,829     0.0

                                                    Total Common Stocks in the
                                                    Netherlands                          89,320,738      130,655,199     1.0

Norway         Banking                4,785,400     Christiania Bank Og Kreditkasse      10,697,335       16,359,082     0.1
                                      2,434,000     Den Norske Bank ASA                   7,189,721        9,969,880     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         17,887,056       26,328,962     0.2

               Multi-Industry            96,154     Orkla A.S. (Class A)                  4,858,216        7,640,201     0.1

                                                    Total Common Stocks in Norway        22,745,272       33,969,163     0.3


Portugal       Telecommunications        41,000     Telecel-Comunicacaoes Pessoais,
                                                    S.A.                                  2,073,605        2,927,858     0.0

                                                    Total Common Stocks in Portugal       2,073,605        2,927,858     0.0


Spain          Banking                  326,000     Argentaria S.A.                      12,974,203       13,634,266     0.1
                                        166,022     Banco Central Hispanoamericano
                                                    S.A.                                  3,302,502        4,303,786     0.0
                                         35,837     Bank Intercontinental S.A.            1,820,127        5,165,717     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         18,096,832       23,103,769     0.2

               Energy & Petroleum       212,500     Repsol S.A. (ADR)++ (USD)             6,126,375        8,420,313     0.1

               Engineering &             47,786     Fomento de Construciones y
               Construction                         Contratas S.A.                        3,947,853        4,276,206     0.0

               Insurance                 30,000     Mapfre S.A.                           1,130,028        1,756,562     0.0
                                          3,389     Mapfre S.A. (New Shares)                142,730          196,967     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          1,272,758        1,953,529     0.0

               Manufacturing            173,000     Grupo Fosforera Espanola S.A.         1,501,871          464,061     0.0

               Multi-Industry            20,750     Corporacion Financiera Alba S.A.        585,109        1,891,260     0.0

               Real Estate              196,708     Immobiliaria Metropolitana
                                                    Vasco Central S.A.                    4,832,169        7,092,155     0.1

               Toll Roads               154,000     Autopista Concesionaria
                                                    Espanola S.A. (ACESA)                 1,363,246        1,904,456     0.0

               Utilities--Electric      391,800     Iberdrola I S.A.                      2,221,161        4,675,721     0.0

                                                    Total Common Stocks in Spain         39,947,374       53,781,470     0.4

Sweden         Appliances               232,464     Electrolux AB 'B' Free               11,264,721       13,997,667     0.1

               Automotive & Equipment    43,916     Scania AB (Warrants) (a)                 60,444           39,726     0.0

               Banking                  134,297     Sparbanken Sverige AB (Class A)       1,573,742        2,132,935     0.0

               Industrial               200,000     SKF AB 'A'                            3,713,376        4,557,507     0.0

               Insurance                447,335     Skandia Forsakring AB Free           10,636,443       12,047,056     0.1

               Metals/Steel             550,800     Avesta Sheffield AB                   5,089,653        5,667,136     0.1

               Multi-Industry            43,916     Investor AB (B Shares)                1,083,977        1,995,410     0.0
                                        262,083     Svedala Industri AB Free              3,441,716        4,687,293     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          4,525,693        6,682,703     0.0

               Paper & Forest           609,900     Mo och Domsjo AB (Class B)           16,502,175       16,719,858     0.2
               Products               1,110,275     Stora Kopparbergs Bergslags AB       13,078,920       14,106,908     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         29,581,095       30,826,766     0.3

               Pharmaceuticals          281,132     Astra AB 'A' Free                    12,167,338       13,414,416     0.1

               Real Estate               83,000     Tornet Fastighets AB                    550,422        1,043,117     0.0

                                                    Total Common Stocks in Sweden        79,162,927       90,409,029     0.7



SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
Switzerland    Conglomerates            301,993     Oerlikon-Buehrle Holding Ltd.   $    32,057,825  $    30,453,967     0.2%

               Electronic Components     69,850     Societe Suisse pour la
                                                    Microelectronique et
                                                    l'Horlogerie AG (Registered)          9,809,595       10,737,658     0.1

               Financial Services       305,910     CS Holdings AG (Registered)          31,107,346       31,440,153     0.3

               Machinery                  6,920     Saurer AG (Registered)                3,012,437        3,253,324     0.0

               Photographic Services     12,273     Fotolabo S.A.                         5,097,333        4,614,234     0.0

                                                    Total Common Stocks in
                                                    Switzerland                          81,084,536       80,499,336     0.6

United         Beverages              1,451,980     Cadbury Schweppes PLC                11,384,259       10,935,950     0.1
Kingdom
               Chemicals              1,470,000     Inspec Group PLC                      4,431,923        4,546,453     0.0

               Computers                405,654     Misys PLC                             5,011,176        7,150,666     0.1

               Conglomerates             50,000     Hanson PLC (ADR)++ (USD)                580,001          375,000     0.0

               Consumer--Goods        1,117,550     Unilever Capital Corp. PLC           21,408,324       25,000,599     0.2

               Environmental            940,000     Waste Management International
                                                    PLC (ADR)++ (USD)                     9,206,375        7,167,500     0.1

               Food & Beverage          840,021     Allied Domecq PLC                     5,803,788        5,781,644     0.0
                                      2,568,645     Grand Metropolitan PLC               16,811,528       19,119,998     0.2
                                         35,000     Grand Metropolitan PLC (ADR)++
                                                    (USD)                                 1,031,100        1,054,375     0.0
                                        631,110     Matthew Clark PLC                     6,157,510        2,993,607     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         29,803,926       28,949,624     0.2

               Insurance              1,200,000     Prudential Corp. PLC                  7,670,326       10,374,585     0.1

               Pharmaceuticals          912,400     Glaxo Wellcome PLC                   11,999,915       14,613,899     0.1
                                        500,000     SmithKline Beecham Corp.
                                                    PLC (ADR)++                          11,603,072       36,125,000     0.3
                                                                                    ---------------  ---------------   ------
                                                                                         23,602,987       50,738,899     0.4


               Retail/Food            7,217,320     Asda Group PLC                       13,279,197       14,052,393     0.1
                                      2,604,000     Tesco PLC                            11,166,028       14,918,153     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         24,445,225       28,970,546     0.2

               Steel                  1,500,000     British Steel PLC                     4,081,599        3,593,606     0.0

               Telecommunications     1,513,966     Cable & Wireless International
                                                    PLC                                   9,858,305       11,305,768     0.1

               Tobacco                   12,500     Imperial Tobacco Group PLC
                                                    (ADR)++ (USD)                           238,391          160,938     0.0

               Utilities--Water       1,703,000     Southwest Water PLC                  13,068,875       18,404,082     0.1

                                                    Total Common Stocks in the
                                                    United Kingdom                      164,791,692      207,674,216     1.6

United         Apparel                  700,000     Fruit of the Loom, Inc.              18,572,062       28,087,500     0.2
States                                  100,000     Liz Claiborne, Inc.                   2,016,276        4,212,500     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         20,588,338       32,300,000     0.2

               Automobiles              165,308     Ford Motor Company                    4,906,268        5,310,520     0.0
                                        150,000     General Motors Corp.                  5,691,925        8,850,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         10,598,193       14,160,520     0.1

               Automotive               588,800     Collins & Aikman Group Inc.           4,337,565        4,563,200     0.0

               Banking                  300,000     Bank of New York Company,
                                                    Inc. (The)                            3,992,662       10,987,500     0.1
                                        129,500     Banknorth Group, Inc.                 1,865,422        5,180,000     0.0
                                        250,000     Barnett Banks Inc.                    5,070,860       11,000,000     0.1
                                        200,000     Charter One Financial, Inc.           4,979,052        9,025,000     0.1
                                        707,100     CoreStates Financial Corp.           22,202,461       35,178,225     0.3
                                        350,000     First Chicago NBD Corporation        10,902,245       19,993,750     0.2
                                      1,173,500     First Commerce Corp.                 29,836,536       46,646,625     0.4
                                        100,000     First of America Bank                 3,601,875        5,950,000     0.1
                                      1,106,102     KeyCorp                              32,526,816       57,932,092     0.5
                                        807,900     Mellon Bank Corp.                    30,483,478       60,289,538     0.5
                                        578,000     Onbancorp, Inc.                      16,284,637       21,530,500     0.2
                                        441,600     Oriental Financial Group              9,715,200        9,604,800     0.1
                                        905,100     Republic New York Corp.              40,558,301       80,214,488     0.6
                                        500,000     Roosevelt Financial Group, Inc.       8,121,946       10,750,000     0.1
                                        400,000     Southern National Corp.               7,717,728       15,500,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        227,859,219      399,782,518     3.4

               Business Data          1,523,700     Information Resources, Inc.          18,051,787       23,617,350     0.2
               Systems

               Chemicals                 50,000     du Pont (E.I.) de Nemours & Co.       3,466,125        5,481,250     0.0
                                          3,571     Millennium Chemicals Inc.               116,556           70,974     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          3,582,681        5,552,224     0.0

               Computer Software        225,000     Boole & Babbage, Inc.                 1,329,492        5,681,250     0.0
                                      2,400,000     Borland International Corp.          33,535,053       15,300,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         34,864,545       20,981,250     0.1

               Computer Software        240,000     Electronic Data Systems Corp.         9,927,011       11,040,000     0.1
               Services

               Computers &              200,000     Bay Networks Inc.                     3,962,000        4,350,000     0.0
               Technology             1,200,000     Stratus Computer, Inc.               23,632,111       38,100,000     0.3
                                      1,100,000     Unisys Corp.                         12,291,367        7,562,500     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         39,885,478       50,012,500     0.4

               Construction &           153,800     Centex Corp.                          3,880,118        5,998,200     0.1
               Housing                  500,000     K. Hovnanian Enterprises,
                                                    Inc. (Class A)                        4,920,209        3,312,500     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          8,800,327        9,310,700     0.1

               Construction             700,000     TJ International, Inc.               12,547,379       12,950,000     0.1
               Products

               Consumer--               400,000     Department 56, Inc.                   8,951,325        9,250,000     0.1
               Miscellaneous

               Electronics               88,600     Harris Corp.                          5,200,236        6,744,675     0.1
                                        711,200     MEMC Electronic Materials, Inc.      14,904,748       19,646,900     0.2
                                      1,200,000     Silicon Valley Group, Inc.           21,598,334       31,950,000     0.3
                                        100,000     VLSI Technology, Inc.                 1,093,772        1,650,000     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         42,797,090       59,991,575     0.6

               Energy & Petroleum       163,900     Ashland Coal, Inc.                    4,132,919        4,548,225     0.0
                                         49,500     Cabot Oil & Gas Corp. (Class A)         529,030          903,375     0.0
                                        100,000     Chevron Corp.                         5,307,000        6,637,500     0.1
                                         46,400     Mitchell Energy Development
                                                    Corp. (Class A)                         675,717        1,090,400     0.0
                                        174,350     Mitchell Energy Development
                                                    Corp. (Class B)                       2,755,451        3,944,669     0.0
                                        125,000     Mobil Corp.                           9,757,153       16,406,250     0.1
                                         50,000     Murphy Oil Corp.                      1,688,446        2,518,750     0.0
                                      1,500,000     Occidental Petroleum Corp.           28,058,743       38,250,000     0.3
                                         61,200     Pennzoil Co.                          3,775,844        3,817,350     0.0
                                        235,828     Plains Resources, Inc.                1,381,815        3,891,162     0.0
                                      1,094,247     Santa Fe Energy Resources, Inc.      10,119,883       16,276,924     0.1
                                        211,514     Transamerica Refining Corp.
                                                    (Warrants) (a)                          531,220          423,028     0.0
                                      2,000,000     TransTexas Gas Corp.                 23,788,082       32,500,000     0.3
                                        600,000     USX-Marathon Group                   10,542,976       15,975,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        103,044,279      147,182,633     1.0

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
United States  Financial Services       147,100     Student Loan Marketing
(continued)                                         Association                     $     5,610,487  $    16,015,513     0.1%

               Food & Tobacco           110,000     Philip Morris Companies, Inc.         5,608,374       13,076,250     0.1
                                        212,462     RJR Nabisco, Inc.                     5,842,716        6,958,131     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         11,451,090       20,034,381     0.2

               Forestry                  14,285     Deltic Timber Corporation               211,274          351,768     0.0

               Gaming                 1,235,000     Scientific Games Holdings
                                                    Corp. (c)                            27,568,304       28,250,625     0.2

               Healthcare Services      360,000     Advocat, Inc.                         3,422,500        2,925,000     0.0
                                         90,000     Allegiance Corporation                  760,858        2,306,250     0.0
                                        450,000     Baxter International, Inc.            9,088,023       20,756,250     0.2
                                      2,000,000     Beverly Enterprises, Inc.            22,347,806       29,000,000     0.2
                                        700,000     Humana, Inc.                         13,206,455       13,300,000     0.1
                                      1,589,100     Transitional Hospitals Corp.         13,254,793       14,500,538     0.1
                                        435,600     United Healthcare Corporation        14,094,605       21,235,500     0.2
                                        196,500     US Surgical Corp.                     3,287,430        7,884,563     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         79,462,470      111,908,101     0.9

               Home Appliance           230,000     Singer Co.                            6,382,382        3,910,000     0.0

               Hotel/Leisure            114,000     ITT Corp.                             4,221,738        6,512,250     0.1

               Industrial               200,000     American Standard, Inc.               6,011,000        8,125,000     0.1
                                        915,000     BW/IP Holdings, Inc.                 15,816,387       15,440,625     0.1
                                         15,000     Bar Technologies Ltd.
                                                    (Warrants) (a)                          838,256          825,000     0.0
                                        179,802     Cooper Industries, Inc.               6,534,892        7,753,961     0.1
                                        112,500     Crane Co.                             2,691,213        3,712,500     0.0
                                        150,000     Millipore Corporation                 5,280,930        6,412,500     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         37,172,678       42,269,586     0.4

               Insurance                650,000     ACE, Ltd.                            17,150,594       38,431,250     0.3
                                        340,000     Aetna Inc.                           18,752,639       26,860,000     0.2
                                        510,000     American General Corp.               13,187,448       20,336,250     0.2
                                        571,000     Horace Mann Educators, Inc.          13,654,588       24,410,250     0.2
                                        114,000     ITT Hartford Group Inc.               4,188,594        8,364,750     0.1
                                        640,200     Lincoln National Corp.               23,466,317       34,330,725     0.3
                                        350,000     PartnerRe Holdings, Ltd.              6,790,237       12,425,000     0.1
                                      1,627,500     Risk Capital Holdings Inc.           29,063,406       27,057,188     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        126,253,823      192,215,413     1.6

               Machinery/               166,800     AGCO Corp.                            3,363,402        4,920,600     0.0
               Agricultural

               Manufacturing            200,000     ITT Industries Inc.                   4,175,065        5,050,000     0.0

               Metals                   305,000     Aluminum Co. of America              13,814,815       21,045,000     0.2
                                      1,350,000     Lukens Inc.                          25,689,657       25,987,500     0.2
                                        579,000     National Steel Corp.                  5,238,111        5,645,250     0.0
                                        200,000     Nucor Corporation                     8,824,828       10,400,000     0.1
                                        132,800     Reynolds Metals Co.                   5,801,771        8,017,800     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         59,369,182       71,095,550     0.6

               Multi-Industry           160,000     Loews Corp.                           7,058,865       15,820,000     0.1

               Multimedia &             512,800     U S West Media Group                  7,933,766        9,550,900     0.1
               Telecommunications

               Natural Resources        349,758     Alumax, Inc.                          7,240,312       12,241,530     0.1
                                        210,519     Freeport-McMoRan Copper &
                                                    Gold Inc. (Class B)                   3,665,657        6,052,421     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         10,905,969       18,293,951     0.2

               Oil Services             100,000     Diamond Offshore Drilling Inc.        5,150,000        6,612,500     0.1
                                        500,000     Input/Output, Inc.                    8,405,720       11,875,000     0.1
                                      3,870,125     Noble Drilling Corp.                 28,502,950       84,658,984     0.7
                                        100,000     Tidewater Inc.                        3,404,066        4,700,000     0.0
                                        150,000     Western Atlas, Inc.                   9,013,408       10,181,250     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         54,476,144      118,027,734     1.0

               Pharmaceuticals/         250,000     Alteon, Inc.                          1,968,199        1,375,000     0.0
               Biotechnology            150,000     American Home Products
                                                    Corporation                           6,263,569        9,506,250     0.1
                                        250,000     Bristol-Myers Squibb Co.             13,280,737       31,750,000     0.2
                                        450,000     Merck & Co., Inc.                    17,543,253       40,837,500     0.3
                                                                                    ---------------  ---------------   ------
                                                                                         39,055,758       83,468,750     0.6

               Photography              160,000     Eastman Kodak Co.                     8,746,145       13,880,000     0.1

               Publishing               175,000     Gannett Co., Inc.                     8,375,486       13,409,375     0.1
                                        301,500     New York Times Co. (Class A)          7,158,778       11,570,063     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         15,534,264       24,979,438     0.2

               Real Estate              730,000     Ambassador Apartments Inc.           11,662,250       17,520,000     0.1
               Investment Trusts        661,300     Mid-America Realty Investments        6,616,640        7,108,975     0.1
                                        100,000     Mid-Atlantic Realty Trust Co.           917,500        1,062,500     0.0
                                      1,251,325     Prime Retail, Inc.                   13,982,561       16,110,809     0.1
                                        400,000     Taubman Centers, Inc.                 3,807,537        5,400,000     0.0
                                        920,000     Walden Residential Properties,
                                                    Inc. (Warrants) (a)                   1,125,068        1,380,000     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         38,111,556       48,582,284     0.3

               Restaurants            1,200,000     Brinker International, Inc.          13,193,900       13,050,000     0.1
                                        500,000     Buffets, Inc.                         5,071,633        3,875,000     0.0
                                      1,000,000     Darden Restaurants Inc.               7,811,638        7,250,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         26,077,171       24,175,000     0.2

               Retail Stores            608,500     Baker (J.), Inc.                     10,187,765        4,107,375     0.0
                                        443,200     Burlington Coat Factory
                                                    Warehouse                             4,846,377        5,706,200     0.0
                                        516,900     Buttrey Food & Drug Stores Co.        4,084,486        4,264,425     0.0
                                      1,110,000     Filene's Basement Corp.              10,092,619        6,174,375     0.1
                                        700,000     The Limited, Inc.                    12,951,591       11,987,500     0.1
                                      1,373,500     Payless Cashways, Inc.               17,027,625        2,918,688     0.0
                                        400,000     Sotheby's Holdings, Inc.
                                                    (Class A)                             4,879,559        6,800,000     0.1
                                      1,080,000     Toys 'R' Us, Inc. (c)                26,205,784       27,000,000     0.2
                                                                                    ---------------  ---------------   ------
                                                                                         90,275,806       68,958,563     0.5

               Savings Banks            257,500     Bankers Corp.                         1,552,137        5,729,375     0.0
                                      1,299,000     Dime Bancorp, Inc.                    8,851,295       20,296,875     0.2
                                        309,330     Downey Savings & Loan
                                                    Association                           2,896,670        6,534,596     0.0
                                      1,920,500     Glendale Federal Savings Bank        21,966,657       46,332,063     0.4
                                        770,194     Glendale Federal Savings Bank
                                                    (Warrants)(a)                                 0       10,205,070     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         35,266,759       89,097,979     0.7

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                 Common Stocks             Cost            Value      Net Assets
United States  Telecommunications        27,750     American Telecasting Inc.
(concluded)                                         (Warrants) (a)                  $             0  $        83,250     0.0%
                                      1,915,000     CAI Wireless Systems Inc.             6,252,438        3,171,719     0.0
                                         30,662     CS Wireless Systems, Inc.               123,667              307     0.0
                                        304,000     CellNet Data Systems, Inc.            7,682,452        3,914,000     0.0
                                        185,700     Comsat Corp.                          4,308,767        5,013,900     0.0
                                        800,000     DSC Communications Corp.             12,249,518       17,900,000     0.1
                                        104,500     GTE Corp.                             3,514,166        4,911,500     0.0
                                      1,933,200     Geotek Communications, Inc.          15,476,598       11,840,850     0.1
                                      3,000,000     Geotek Communications, Inc.
                                                    (Warrants) (a)                       14,200,634        4,747,500     0.0
                                        200,000     Glenayre Technologies, Inc.           4,190,871        3,800,000     0.0
                                      1,004,400     PLD Telekom Inc.                      6,692,050        7,658,550     0.1
                                        180,000     SBC Communications Inc.               8,015,735        9,877,500     0.1
                                         18,315     Wireless One, Inc.
                                                    (Warrants) (a)                           18,315           91,575     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         82,725,211       73,010,651     0.4

               Textiles               2,825,200     Burlington Industries, Inc.          37,451,653       33,902,400     0.3

               Utilities--            1,250,000     Allegheny Power System, Inc.         27,315,551       38,281,250     0.3
               Electric & Gas           115,650     Atmos Energy Corp.                    1,445,257        2,631,038     0.0
                                         47,570     BayCorp Holdings, Ltd.                2,549,753          410,291     0.0
                                        125,000     CMS Energy Corp.                      2,290,025        4,187,500     0.0
                                      1,101,000     Centerior Energy Corp.               12,953,094       11,835,750     0.1
                                        100,000     Consolidated Edison Company, Inc.     2,923,495        3,100,000     0.0
                                      4,512,285     El Paso Electric Company             23,689,496       32,714,066     0.2
                                      1,780,000     Entergy Corp.                        47,516,856       47,837,500     0.4
                                        475,000     FPL Group, Inc.                      14,363,265       21,018,750     0.2
                                      1,500,000     Niagara Mohawk Power Corp.           23,789,306       15,187,500     0.1
                                        844,600     Texas Utilities Co.                  26,942,999       34,206,300     0.3
                                      1,148,800     Unicom Corporation                   27,549,620       27,140,400     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        213,328,717      238,550,345     1.8

               Waste Disposal           646,900     WMX Technologies, Inc.               16,148,443       23,692,713     0.2


                                                    Total Common Stocks in the
                                                    United States                     1,594,173,339    2,187,218,965    17.2


                                                    Total Investments in
                                                    Common Stocks                     3,286,996,333    4,072,409,140    32.0


                                                           Equity Closed-End Funds

Austria        Financial Services       320,000     Austria Fund (USD)                    2,642,432        2,920,000     0.0

                                                    Total Equity Closed-End Funds
                                                    in Austria                            2,642,432        2,920,000     0.0


Europe         Financial Services       166,666     European Warrant Fund (USD)           1,363,723        2,229,158     0.0

                                                    Total Equity Closed-End Funds
                                                    in Europe                             1,363,723        2,229,158     0.0


Indonesia      Financial Services        25,600     Jakarta Growth Fund (USD)               158,080          230,400     0.0

                                                    Total Equity Closed-End Funds
                                                    in Indonesia                            158,080          230,400     0.0


Ireland        Financial Services       150,000     Irish Investment Fund, Inc.(USD)      1,086,041        2,118,750     0.0

                                                    Total Equity Closed-End Funds
                                                    in Ireland                            1,086,041        2,118,750     0.0


Italy          Financial Services       150,000     Italy Fund (USD)                      1,198,520        1,500,000     0.0

                                                    Total Equity Closed-End Funds
                                                    in Italy                              1,198,520        1,500,000     0.0


Korea          Financial Services       200,000     Korea Fund, Inc. (USD)                3,018,069        3,350,000     0.0

                                                    Total Equity Closed-End Funds
                                                    in Korea                              3,018,069        3,350,000     0.0


Portugal       Financial Services        39,500     Capital Portugal Fund                 2,052,116        4,785,401     0.1
                                         40,000     Portugal Fund (USD)                     360,368          610,000     0.0

                                                    Total Equity Closed-End Funds
                                                    in Portugal                           2,412,484        5,395,401     0.1


Spain          Financial Services       300,100     Growth Fund of Spain, Inc. (USD)      2,630,827        3,751,250     0.1

                                                    Total Equity Closed-End Funds
                                                    in Spain                              2,630,827        3,751,250     0.1


                                                    Total Investments in
                                                    Equity Closed-End Funds              14,510,176       21,494,959     0.2


                                                            Preferred Stocks

Australia      Publishing               600,000     The News Corporation Ltd.
                                                    (ADR)++ (USD)                        10,451,056        9,900,000     0.1

                                                    Total Preferred Stocks
                                                    in Australia                         10,451,056        9,900,000     0.1


Germany        Chemicals                544,411     Henkel KGaA                          23,019,040       27,649,246     0.2

               Multi-Industry           450,000     RWE AG                                8,725,424       15,492,614     0.1

                                                    Total Preferred Stocks
                                                    in Germany                           31,744,464       43,141,860     0.3


Norway         Financial Services       175,000     A/S Eksportfinans (8.70%
                                                    Convertible) (USD)                    4,377,500        4,681,250     0.0

                                                    Total Preferred Stocks in Norway      4,377,500        4,681,250     0.0


Portugal       Banking                  450,000     BCP International Bank,
                                                    (8% Convertible) (USD)               22,407,400       25,762,500     0.2

                                                    Total Preferred Stocks
                                                    in Portugal                          22,407,400       25,762,500     0.2


Spain          Banking                  225,000     Santander Overseas Bank (8%
                                                    Convertible, Series D) (USD)          5,463,250        5,737,500     0.1

                                                    Total Preferred Stocks in Spain       5,463,250        5,737,500     0.1


United         Retail Stores            545,000     Signet Group (Convertible)
Kingdom                                             (ADR)++ (USD)                         2,194,907        7,902,500     0.1

                                                    Total Preferred Stocks
                                                    in the United Kingdom                 2,194,907        7,902,500     0.1


United States  Banking                   55,000     California Federal Bank
                                                    (10.625%)                             5,500,000        6,050,000     0.0
                                        970,000     California Federal Bank
                                                    (Series A)                           24,235,500       24,128,750     0.2
                                        229,000     HSBC Americas Inc. (Series A)         9,384,078       10,305,000     0.1
                                        100,000     Nationsbank Corp. (Convertible,
                                                    Series A)                             2,500,000        6,075,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         41,619,578       46,558,750     0.4

               Cable Television       1,000,000     Diva Systems Corp.
                                                    (Convertible, Series C)               8,410,000        9,125,000     0.1

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                                        Shares                                                                     Percent of
COUNTRY        Industries                Held                Preferred Stocks           Cost            Value      Net Assets
United States  Energy & Petroleum       150,000     Grant Tensor Corp.
(concluded)                                         (9.75% Convertible)             $     1,853,375  $       168,750     0.0%
                                         64,219     Santa Fe Energy Resources,
                                                    Inc. (7% Convertible)                   954,075        1,517,174     0.0
                                        460,000     Santa Fe Energy Resources, Inc.
                                                    (Convertible, Class A)                4,082,500        5,865,000     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          6,889,950        7,550,924     0.0

               Healthcare             1,080,000     US Surgical Corp. (Convertible)      24,354,000       42,390,000     0.3

               Natural Resources        150,000     Cyprus Amax Minerals Co.
                                                    (Convertible, Series A)               9,188,313        8,253,000     0.1
                                        348,700     Freeport-McMoRan Copper &
                                                    Gold, Inc. (Convertible)              7,918,834        9,545,662     0.1
                                        219,000     Freeport-McMoRan Inc.
                                                    (Convertible-Gold)                    7,703,330        6,953,250     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         24,810,477       24,751,912     0.2

               Paper & Forest           200,000     Boise Cascade Corp.
               Products                             (Convertible, Series G)               4,225,000        5,625,000     0.0
                                        288,200     James River Corp. of Virginia
                                                    (9% Convertible, Series P)            4,971,450        8,646,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                          9,196,450       14,271,000     0.1

               Real Estate              583,000     Catellus Development Corp.
                                                    (7.25% Exchangeable, Series B)       26,271,250       40,664,250     0.3
                                        200,000     First Union Real Estate
                                                    Investments (Convertible)             5,000,000        8,975,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         31,271,250       49,639,250     0.4

               Real Estate Investment   290,000     Criimi Mae Inc. (10.875%
               Trusts                               Convertible, Series B)                7,250,000       10,331,250     0.1
                                        350,000     National Health Investors, Inc.
                                                    (8.50% Convertible)                   8,750,000       12,162,500     0.1
                                        835,500     Prime Retail, Inc. (10.50%)          19,316,161       20,469,750     0.1
                                        920,000     Walden Residential Properties,
                                                    Inc. (9.20%, Series S)               21,874,932       23,345,000     0.2
                                                                                    ---------------  ---------------   ------
                                                                                         57,191,093       66,308,500     0.5

               Savings Banks            619,900     Glendale Federal Savings Bank
                                                    (8.75% Convertible, Series E)        15,070,337       37,658,925     0.3

                                                    Total Preferred Stocks
                                                    in the United States                218,813,135      298,254,261     2.3


                                                    Total Investments in
                                                    Preferred Stocks                    295,451,712      395,379,871     3.1

                          Currency        Face
                        Denomination     Amount          Fixed-Income Securities
Argentina      Banking      USD      10,000,000     Banco de Galicia y Buenos
                                                    Aires S.A. de C.V., 9% due
                                                    11/01/2003                            9,532,500       10,025,000     0.1
                                                    Banco Rio de la Plata:
                            USD      50,000,000        8.75% due 12/15/2003              41,565,950       50,125,000     0.4
                            USD      35,000,000        (Class 3), 8.50% due
                                                       7/15/1998                         35,293,750       35,481,250     0.3
                                                                                    ---------------  ---------------   ------
                                                                                         86,392,200       95,631,250     0.8

               Government                           Republic of Argentina:
               Obligations  USD      86,240,000        Floating Rate Bonds,
                                                       Series L, 6.625% due
                                                       3/31/2005 (d)                     55,202,175       77,400,400     0.6
                            USD     145,000,000        Floating Rate Discount
                                                       Notes, 6.375% due 3/31/2023      106,156,705      117,812,500     0.9
                            USD      13,000,000        Global Bonds, 8.375% due
                                                       12/20/2003                         8,237,000       12,447,500     0.1
                            USD     280,000,000        Par 'L' Bonds, 5.25% due
                                                       3/31/2023                        138,616,464      182,700,000     1.4
                                                                                    ---------------  ---------------   ------
                                                                                        308,212,344      390,360,400     3.0

                                                    Total Fixed-Income Securities
                                                    in Argentina                        394,604,544      485,991,650     3.8

Brazil         Government   USD      35,000,000     Brazil Exit Bonds, 6% due
               Obligations                          9/15/2013                            19,772,539       26,250,000     0.2
                            USD      29,580,000     Republic of Brazil, Floating
                                                    Rate Bonds, 6.687% due
                                                    1/01/2001 (d)                        22,997,362       28,952,904     0.3
                                                                                    ---------------  ---------------   ------
                                                                                         42,769,901       55,202,904     0.5

               Media/       USD      10,000,000     Abril S.A., 12% due 10/25/2003       10,020,000       10,512,500     0.1
               Publishing

               Natural      USD       5,000,000     Companhia Vale Do Rio Doce,
               Resources                            10% due 4/02/2004                     4,993,860        5,200,000     0.0

                                                    Total Fixed-Income Securities
                                                    in Brazil                            57,783,761       70,915,404     0.6


Canada         Cable/       CAD       7,545,000     Rogers Cablesystem Inc.,
               Telecom-                             9.65% due 1/15/2014                   4,397,424        5,364,076     0.0
               munications  CAD       5,000,000     Rogers Communications Inc.,
                                                    Convertible Bonds, 7.50%
                                                    due 9/01/1999                         3,394,000        3,638,254     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          7,791,424        9,002,330     0.0

               Chemicals    USD      18,800,000     Acetex Corporation, 9.75%
                                                    due 10/01/2003                       18,514,300       18,706,000     0.2

               Hotel/       USD      21,000,000     Four Seasons Hotel, Inc.,
               Leisure                              9.125% due 7/01/2000                 20,917,750       21,525,000     0.2

               Natural      USD      27,750,000     Sifto Canada, Inc., 8.50%
               Resources                            due 7/15/2000                        27,625,187       28,096,875     0.2

               Paper &      CAD       2,000,000     MacMillan Bloedel Limited,
               Forest                               Convertible Bonds, 5% due
               Products                             5/01/2007                             1,024,416        1,277,101     0.0

               Real Estate  CAD      16,501,370     First Place Tower, Inc.,
                                                    10.28% due 12/15/2015 (e)            26,246,648       25,729,787     0.2

                                                    Total Fixed-Income Securities
                                                    in Canada                           102,119,725      104,337,093     0.8

France         Automobiles  FRF           5,500     Peugeot S.A., Convertible
                                                    Bonds, 2% due 1/01/2001                 992,341        1,096,022     0.0
               Banking      ECU       2,000,000     Credit Local de France,
                                                    0% due 10/16/2001 (b)                 1,890,573        1,859,287     0.0
                            FRF          58,000     Societe Generale, Convertible
                                                    Bonds, 3.50% due 1/01/2000            7,499,838        8,353,888     0.1
                                                                                    ---------------  ---------------   ------
                                                                                          9,390,411       10,213,175     0.1

               Government   ECU     113,500,000     Government of France OAT,
               Obligations                          8.25% due 4/25/2022                 129,827,824      156,268,747     1.2

               Industrial   FRF          30,000     Alcatel Alsthom, Convertible
                                                    Bonds, 2.50% due 1/01/2004            3,926,887        4,858,047     0.0

               Insurance    FRF          35,500     Finaxa, Convertible Bonds,
                                                    3% due 1/01/2001                      9,060,172       11,041,591     0.1

               Multi-       FRF           8,713     Compagnie Generale des Eaux,
               Industry                             Convertible Bonds, 6% due
                                                    1/01/1998                             4,859,722        5,305,004     0.1

                                                    Total Fixed-Income Securities
                                                    in France                           158,057,357      188,782,586     1.5


Germany        Banking      DEM       2,310,000     Commerzbank AG, Floating Rate
                                                    Convertible Bonds, 0% due
                                                    6/15/2001 (b)                         1,556,456        2,615,706     0.0
                            USD       5,000,000     Landes Kredit Bank, 7.875%
                                                    due 4/15/2004                         4,972,067        5,298,400     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          6,528,523        7,914,106     0.0

               Building     USD      41,100,000     Tarkett AG, 9% due 3/01/2002         39,413,750       42,127,500     0.3
               Materials

               Financial    USD       5,875,000     Veba International Finance
               Services                             (with Warrants), 6% due
                                                    4/06/2000 (a)                         2,965,841        5,728,125     0.1

               Government                           Bundesrepublik Deutschland:
               Obligations  DEM      31,000,000        5.75% due 8/20/1998               22,444,131       19,615,117     0.2
                            DEM     130,500,000        7.375% due 1/03/2005              99,256,229       89,004,792     0.7
                            DEM     258,000,000        6.25% due 1/04/2024              152,132,561      150,859,602     1.2
                            DEM     265,000,000     Deutsche Bundespost, 7.75%
                                                    due 10/01/2004                      197,119,542      183,600,903     1.4
                                                                                    ---------------  ---------------   ------
                                                                                        470,952,463      443,080,414     3.5

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                            Currency      Face                                                                     Percent of
COUNTRY        Industries  Denominations Amount          Fixed-Income Securities        Cost            Value      Net Assets
Germany        Government   DEM      64,000,000     Baden-Wuerttemberg, 6.20%
(concluded)    Obligations--                        due 11/22/2013                  $    37,148,769  $    40,415,090     0.3%
               Regional     DEM      55,000,000     Freie Hansestadt Hamburg,
                                                    6.08% due 11/29/2018                 31,730,765       34,177,756     0.3
                            DEM     170,500,000     Land Hessen, 6% due
                                                    11/29/2013 (c)                       98,586,862      106,263,277     0.8
                            DEM     110,000,000     Mecklenberg-Vorpommern,
                                                    6.15% due 6/16/2023 (c)              61,012,437       66,408,253     0.5
                            DEM     134,950,000     Nordrhein-Westfalen, 6.125%
                                                    due 12/21/2018 (c)                   77,420,913       84,271,670     0.7
                                                    Rheinland-Pfalz:
                            DEM      33,000,000        5.75% due 2/24/2014               18,324,663       20,154,133     0.2
                            DEM      64,000,000        6.08% due 11/29/2018              36,935,547       39,770,480     0.3
                            DEM      47,000,000     Sachsen-Anhalt, 6% due
                                                    1/10/2014                            26,915,615       28,819,131     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        388,075,571      420,279,790     3.3

               Industrial   USD       1,000,000     Siemens Capital Corp. (with
                                                    Warrants), 8% due 6/24/2002 (a)       1,318,750        1,360,100     0.0

                                                    Total Fixed-Income Securities
                                                    in Germany                          909,254,898      920,490,035     7.2


Hong Kong      Industrial   USD      11,300,000     Johnson Electric Holdings
                                                    Ltd., Convertible Bonds,
                                                    4.50% due 11/05/2000                 10,093,904       11,413,000     0.1

               Retail       USD      12,000,000     Dairy Farm International
                                                    Holdings Ltd. (Convertible
                                                    Preferred), 6.50% due 5/10/2049       9,525,875        8,940,000     0.1

                                                    Total Fixed-Income Securities
                                                    in Hong Kong                         19,619,779       20,353,000     0.2


India          Chemicals    USD      11,450,000     Reliance Industries Limited,
                                                    Convertible Bonds, 3.50%
                                                    due 11/03/1999                       11,808,875       12,509,125     0.1

                                                    Total Fixed-Income Securities
                                                    in India                             11,808,875       12,509,125     0.1

Indonesia      Paper &      USD      19,500,000     APP International Finance,
               Forest                               11.75% due 10/01/2005                19,500,000       21,157,500     0.2
               Products                             RAPP International Finance
                                                    Company B.V.:
                            USD       3,250,000        11.50% due 12/15/2000              3,220,165        3,331,250     0.0
                            USD      24,750,000        13.25% due 12/15/2005             24,090,165       25,492,500     0.2

                                                    Total Fixed-Income Securities
                                                    in Indonesia                         46,810,330       49,981,250     0.4


Italy          Government   USD       5,000,000     Republic of Italy, 8.75%
               Obligations                          due 2/08/2001                         5,373,050        5,443,755     0.1
                            USD      30,485,000     Republic of Italy/INA,
                                                    Convertible Bonds, 5% due
                                                    6/28/2001                            30,341,500       30,408,787     0.2
                                                                                    ---------------  ---------------   ------
                                                                                         35,714,550       35,852,542     0.3

               Telecommuni-                         Softe SA-LUX:
               cations      ITL  11,500,000,000        Convertible Bonds, 4.25%
                                                       due 7/30/1998                      7,894,814       14,377,676     0.1
                            ITL  16,760,000,000        (Ex-Warrants), 8.75% due
                                                       3/24/1997                         10,756,360       10,416,636     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         18,651,174       24,794,312     0.2

                                                    Total Fixed-Income Securities
                                                    in Italy                             54,365,724       60,646,854     0.5


Japan          Beverages    JPY   1,268,000,000     Kinki Coca-Cola Bottling Co.,
                                                    Ltd., #1 Convertible Bonds,
                                                    0.85% due 12/30/2003                 11,282,608        9,938,944     0.1
                            JPY   1,408,000,000     Sanyo Coca-Cola Bottling Inc.,
                                                    #1 Convertible Bonds, 0.90% due
                                                    6/30/2003                            12,966,065       11,268,647     0.1
                            JPY     100,000,000     Shikoku Coca-Cola Bottling Co.,
                                                    Ltd., #1 Convertible Bonds,
                                                    2.40% due 3/29/2002                   1,036,246          917,492     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         25,284,919       22,125,083     0.2

               Capital      JPY     500,000,000     Kawasaki Heavy Industries,
               Goods                                Convertible Bonds, 0.50%
                                                    due 9/30/1998                         4,566,161        4,445,132     0.0

               Chemicals    USD       4,700,000     Shin-Etsu Chemical Co., Ltd.
                                                    (with Warrants), 3.375%
                                                    due 8/08/2000 (a)                     4,676,500        5,005,970     0.0
                                                    Shin-Etsu Chemical Co., Ltd.,
                                                    Convertible Bonds:
                            JPY     103,000,000        #5, 1.30% due 3/31/1999            1,099,362        1,079,290     0.0
                            JPY     114,000,000        #6, 0.40% due 9/30/2005            1,082,636        1,100,495     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          6,858,498        7,185,755     0.0

               Computers    CHF      32,900,000     NEC Corporation, Convertible
                                                    Bonds, 1% due 3/31/1999 (c)(n)       31,388,018       31,038,826     0.2

               Electrical   JPY     988,000,000     Matsushita Electric Works,
               Equipment                            Ltd., #8 Convertible
                                                    Bonds, 2.70% due 5/31/2002            9,691,544        9,505,017     0.1

               Electronics  JPY     650,000,000     Matsushita Electric Industrial
                                                    Co., Ltd., #5 Convertible
                                                    Bonds, 1.30% due 3/29/2002            6,133,347        6,274,752     0.1
                            JPY     300,000,000     Tokyo Electron Limited, #2
                                                    Convertible Bonds, 0.90%
                                                    due 9/30/2003 (n)                     3,001,237        3,141,089     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          9,134,584        9,415,841     0.1

               Insurance    JPY     456,000,000     Mitsui Marine & Fire Insurance
                                                    Co., Ltd., #3 Convertible Bonds,
                                                    0.70% due 3/31/2003                   3,786,983        3,465,149     0.0
                            JPY     117,000,000     Nichido Fire & Marine Insurance
                                                    Co., Ltd., #5 Convertible Bonds,
                                                    1% due 3/31/2003                      1,109,381          898,738     0.0
                                                    Nisshin Fire & Marine Insurance
                                                    Co., Ltd. Convertible Bonds:
                            JPY     772,000,000        #1, 0.65% due 3/31/2004            6,212,599        5,891,914     0.1
                            JPY   1,258,000,000        #2, 0.75% due 3/31/2006           10,041,398        9,569,934     0.1
                                                    Sumitomo Marine & Fire Insurance
                                                    Co, Ltd. Convertible Bonds:
                            JPY     100,000,000        #3, 1.10% due 3/29/2002              864,315          841,584     0.0
                            JPY   1,065,000,000        #4, 1.20% due 3/31/2004            9,289,309        8,962,871     0.1
                            JPY     467,000,000     Yasuda Fire & Marine Insurance
                                                    Co., Ltd., #3 Convertible Bonds,
                                                    0.60% due 3/30/2001                   3,977,567        3,699,010     0.0
                                                                                    ---------------  ---------------   ------
                                                                                         35,281,552       33,329,200     0.3

               Pharma-      JPY   2,420,000,000     Yamanouchi Pharmaceutical Co.,
               ceuticals                            Ltd., Convertible Bonds, 1.25%
                                                    due 3/31/2014 (c)(n)                 24,896,781       23,011,964     0.2

                                                    Total Fixed-Income Securities
                                                    in Japan                            147,102,057      140,056,818     1.1

Malaysia       Multi-       USD      15,500,000     Renong BHD, Convertible Bonds,
               Industry                             2.50% due 1/15/2005                  17,544,487       18,406,250     0.1

                                                    Total Fixed-Income Securities
                                                    in Malaysia                          17,544,487       18,406,250     0.1


Mexico         Government   USD      45,150,000     Petroleos Mexicanos, 8.625%
               Obligations                          due 12/01/2023                       25,007,000       38,095,312     0.3
                            USD      19,434,000     United Mexican States, 8.50%
                                                    due 9/15/2002                        17,439,054       19,336,830     0.2

                                                    Total Fixed-Income Securities
                                                    in Mexico                            42,446,054       57,432,142     0.5


New Zealand    Financial    NZD       3,085,700     Brierly Investments, Ltd.
               Services                             (9% Convertible)                      1,988,414        2,612,761     0.0

               Utilities--  NZD       1,760,000     Natural Gas Corp. Holdings,
               Gas                                  Convertible Bonds, 10.50%
                                                    due 10/14/1997                        1,043,960        2,762,412     0.0

                                                    Total Fixed-Income Securities
                                                    in New Zealand                        3,032,374        5,375,173     0.0




SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                            Currency      Face                                                                     Percent of
COUNTRY        Industries  Denominations Amount          Fixed-Income Securities        Cost            Value      Net Assets
Philippines    Utilities    USD      16,000,000     CE Casecnan, 11.45% due
                                                    11/15/2005                      $    15,895,000  $    17,200,000     0.1%

                                                    Total Fixed-Income Securities
                                                    in the Philippines                   15,895,000       17,200,000     0.1

Portugal       Banking      ECU      19,300,000     Banco Commercial Portuguese,
                                                    Convertible Bonds, 8.75% due
                                                    5/21/2002                            26,468,747       23,239,323     0.2

                                                    Total Fixed-Income Securities
                                                    in Portugal                          26,468,747       23,239,323     0.2

Russia         Telecommuni- USD      74,500,000     PLD Telekom, Inc., 0/14% due
               cations                              6/01/2004 (b)(j)                     58,675,486       61,902,050     0.5
                            USD      18,700,000     PLD Telekom, Inc., Convertible
                                                    Bonds, 9% due 6/01/2006              18,756,250       21,764,930     0.2

                                                    Total Fixed-Income Securities
                                                    in Russia                            77,431,736       83,666,980     0.7


South Africa   Metals       USD      10,000,000     Samancor Ltd., Convertible Bonds,
                                                    7% due 6/30/2004                      9,634,125        9,750,000     0.1
                                                    Total Fixed-Income Securities
                                                    in South Africa                       9,634,125        9,750,000     0.1


South Korea    Electronics  USD       5,250,000     Samsung Electronics Co.,
                                                    Convertible Bonds, 0.25%
                                                    due 12/31/2006                        5,250,000        5,853,750     0.1

               Energy                               Ssangyong Oil Refining,
               Related                              Convertible Bonds:
                            USD       6,795,000        3% due 12/31/2004                  5,003,212        4,994,325     0.0
                            USD      10,540,000        3.75% due 12/31/2008              11,126,937       11,146,050     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         16,130,149       16,140,375     0.1
                                                    Total Fixed-Income Securities
                                                    in South Korea                       21,380,149       21,994,125     0.2


Sweden         Industrial   ECU       7,000,000     SKF-AB Lyons, Convertible
                                                    Bonds, 0% due 7/26/2002 (b)           6,117,031        5,288,640     0.0

                                                    Total Fixed-Income Securities
                                                    in Sweden                             6,117,031        5,288,640     0.0


Switzerland    Chemicals    CHF       1,401,000     Ciba-Geigy AG, Convertible
                                                    Bonds, 2% due 8/09/1998               1,178,587        2,822,183     0.0
                            USD      24,945,000     Ciba-Geigy Corp., Convertible
                                                    Bonds, 6.25% due 3/15/2016           25,632,050       25,443,900     0.2

                                                    Total Fixed-Income Securities
                                                    in Switzerland                       26,810,637       28,266,083     0.2

United         Cable/       USD      43,250,000     Bell Cablemedia PLC, 0/11.875%
Kingdom        Telecom-                             due 9/15/2005 (b)                    28,286,495       34,383,750     0.3
               munications  USD      21,500,000     Comcast UK Cable Partners Ltd.,
                                                    0/11.20% due 11/15/2007 (b)          13,292,202       15,157,500     0.1
                            USD      23,100,000     Diamond Cable Communications
                                                    Co., 0/11.75% due 12/15/2005 (b)     14,872,475       16,054,500     0.1
                            USD      45,000,000     International Cabletel Inc.,
                                                    Series B, 0/11.50%due
                                                    2/01/2006 (b)                        28,785,043       29,812,500     0.2
                            USD      42,750,000     TeleWest Communications PLC,
                                                    11% due 10/01/2000                   27,291,405       29,497,500     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        112,527,620      124,905,750     0.9

               Financial    GBP      11,600,000     TransAtlantic Holdings PLC,
               Services                             Convertible Bonds, 5.50%
                                                    due 4/30/2009                        14,179,895       17,473,660     0.2

               Food &       GBP       1,750,000     Allied-Lyons PLC, Convertible
               Beverage                             Bonds, 6.75% due 7/07/2008            2,589,607        2,629,102     0.0

               Government   GBP      20,000,000     United Kingdom Treasury Gilt,
               Obligations                          9.50% due 10/25/2004                 37,627,645       36,136,375     0.3


               Industrial   USD       4,655,000     HIH Capital Ltd., Convertible
                                                    Bonds (Bearer), 7.50% due
                                                    9/25/2006                             3,031,037        3,630,900     0.0

               Multi-       GBP       6,625,000     English China Clays PLC,
               Industry                             Convertible Bonds, 6.50% due
                                                    9/30/2003                            10,841,824        9,607,989     0.1

               Real Estate                          Land Securities PLC,
                                                    Convertible Bonds:
                            GBP       3,000,000        6.75% due 12/31/2002               4,621,518        5,336,325     0.1
                            GBP       1,250,000        9.375% due 7/31/2004               2,202,044        2,403,750     0.0
                                                                                    ---------------  ---------------   ------
                                                                                          6,823,562        7,740,075     0.1

               Retail       GBP      21,700,000     Sainsbury (J.) PLC, Convertible
                                                    Bonds, 8.50% due 11/19/2005          39,554,901       39,294,902     0.3

               Textiles     GBP       2,500,000     Coats Viyella PLC, Convertible
                                                    Bonds, Series B, 6.25%
                                                    due 8/09/2003                         3,535,704        3,605,625     0.0

                                                    Total Fixed-Income Securities
                                                    in the United Kingdom               230,711,795      245,024,378     1.9

United States  Airlines     USD       4,063,514     USAir Pass-Through, 9.33%
                                                    due 1/01/2006 (d)                     3,962,332        3,829,862     0.0

               Banking      USD       8,000,000     Bank of East Asia, Convertible
                                                    Bonds, 2% due 7/19/2003 (c)(n)        9,373,500        9,340,000     0.1
                            USD      14,250,000     Ocwen Federal Bank, 12% due
                                                    6/15/2005                            14,250,000       15,817,500     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         23,623,500       25,157,500     0.2

               Biotech-     USD       7,200,000     Cetus Corporation (Euro),
               nology                               Convertible Bonds, 5.25% due
                                                    5/21/2002                             5,220,250        6,948,000     0.1

               Chemicals    USD      10,000,000     Laroche Industries Inc., 13%
                                                    due 8/15/2004                        10,325,000       11,050,000     0.1

               Energy       USD       7,374,000     Transamerican Refining Corp.,
                                                    0% due 2/15/2002 (b)                  5,966,680        6,489,120     0.1
                            USD      16,000,000     TransTexas Gas Corp., 11.50%
                                                    due 6/15/2002                        16,000,000       17,600,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         21,966,680       24,089,120     0.2

               Financial    USD      10,000,000     Ford Capital BV, 9.375% due
               Services--                           1/01/1998                            10,037,900       10,296,200     0.1
               Captive

               Healthcare   USD      42,000,000     Omega Healthcare Investors
                                                    Inc., Convertible Bonds,
                                                    8.50% due 2/01/2001                  42,052,500       45,990,000     0.4

               Home-                                Baldwin Builders & Contractors:
               building &   USD      43,934,573        10.25% due 7/18/1997              43,934,573       41,737,844     0.3
               Construction USD      10,000,000        11.25% due 7/18/1997              10,000,000        9,700,000     0.1
                            USD      31,950,000     Baldwin Co., Series B, 10.375%
                                                    due 8/01/2003                        30,215,562       13,738,500     0.1
                            USD      37,500,000     Beazer Homes USA, Inc., 9%
                                                    due 3/01/2004                        35,597,000       36,750,000     0.3
                            USD      13,750,000     Presley Companies, Senior
                                                    Notes, 12.50% due 7/01/2001          13,690,312       13,062,500     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        133,437,447      114,988,844     0.9

               Hospital     USD       1,000,000     Novacare, Inc., Convertible
               Management                           Bonds, 5.50% due 1/15/2000              857,500          900,000     0.0

               Industrial   USD      28,100,000     AM General Corp., 0/12.875%
                                                    due 5/01/2002 (b)                    25,798,220       21,075,000     0.2
                            USD      21,750,000     Crown Packaging Enterprises,
                                                    0/14% due 8/01/2006 (b)               9,022,974        4,567,500     0.0
                            USD      20,000,000     Crown Packaging Ltd., 10.75%
                                                    due 11/01/2000                       20,000,000       18,150,000     0.1
                            USD      10,000,000     Easco Corp., 10% due 3/15/2001       10,005,000       10,150,000     0.1
                            USD       7,000,000     Envirotest Systems Corp.,
                                                    9.125% due 3/15/2001                  5,568,750        6,615,000     0.1
                            USD      29,500,000     Genmar Holdings, Inc., 13.50%
                                                    due 7/15/2001                        29,264,600       28,615,000     0.2
                            USD      71,500,000     International Semi-Tech
                                                    Microelectronics, Inc., 0/11.50%
                                                    due 8/15/2003 (b)                    48,177,286       42,185,000     0.3
                                                                                    ---------------  ---------------   ------
                                                                                        147,836,830      131,357,500     1.0

               Leisure--    USD       2,500,000     Prime Hospitality Corp.,
               Restau-                              9.25% due 1/15/2006                   2,368,750        2,537,500     0.0
               rant &
               Lodging

               Oil &                                PDV America, Inc.:
               Related      USD      35,000,000        7.25% due 8/01/1998               34,856,150       35,087,500     0.3
                            USD      10,000,000        7.75% due 8/01/2000               10,062,500       10,125,000     0.1
                            USD      15,000,000     Statia Terminals, 11.75% due
                                                    11/15/2003                           15,000,000       15,825,000     0.1
                            USD       6,000,000     USX Marathon Oil Corp.,
                                                    Convertible Bonds, 7%
                                                    due 6/15/2017                         5,650,000        6,030,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                         65,568,650       67,067,500     0.6



SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                            Currency      Face                                                                     Percent of
COUNTRY        Industries  Denominations Amount          Fixed-Income Securities        Cost            Value      Net Assets
United States  Real Estate  USD       3,000,000     Hysan Development Company
(concluded)                                         Limited, Convertible Bonds,
                                                    6.75% due 6/01/2000 (n)          $    4,075,000    $   3,885,000     0.0%
                            USD      23,345,939     RTC Commercial Mortgage,
                                                    Class C, 8.25% due
                                                    12/25/2020 (d)                       22,988,454       22,412,101     0.2
                                                                                    ---------------  ---------------   ------
                                                                                         27,063,454       26,297,101     0.2

               Real Estate  USD      24,500,000     Alexander Haagen Properties
               Investment                           Inc., Exchangeable
               Trusts                               Debentures, 7.25% due 12/27/2003     24,348,750       23,489,375     0.2
                            USD       7,000,000     Centerpoint Properties Corp.,
                                                    Convertible Bonds, 8.22%
                                                    due 1/15/2004                         7,000,000       12,180,000     0.1
                            USD      30,000,000     First Union Real Estate,
                                                    8.875% due 10/01/2003                29,756,100       29,400,000     0.2
                            USD      25,000,000     First Washington Realty, 8.25%
                                                    due 6/27/1999                        25,000,000       25,343,750     0.2
                                                    Health & Retirement Properties
                                                    Trust, Convertible Bonds:
                            USD      40,000,000        7.25% due 10/01/2001              40,000,000       41,200,000     0.3
                            USD      15,000,000        7.50% due 10/01/2003              15,000,000       15,450,000     0.1
                                                    LTC Properties, Inc.,
                                                    Convertible Bonds:
                            USD      10,000,000        8.25% due 1/01/1999               10,000,000       11,850,000     0.1
                            USD      10,000,000        8.50% due 1/01/2001               10,000,000       11,450,000     0.1
                            USD      12,500,000        8% due 7/01/2001                  12,500,000       15,687,500     0.1
                                                    Malan Realty Investors, Inc.,
                                                    Convertible Bonds:
                            USD      27,000,000        8.50% due 7/01/2003               27,000,000       27,000,000     0.2
                            USD       4,750,000        9.50% due 7/15/2004                3,859,375        4,702,500     0.0
                                                    Meditrust, Convertible Bonds:
                            USD       9,415,000        8.54% due 7/01/2000                9,602,637       10,968,475     0.1
                            USD      10,000,000        7.50% due 3/01/2001               10,000,000       10,400,000     0.1
                            USD       5,000,000     Mid-Atlantic Realty Trust,
                                                    Convertible Bonds, 7.625% due
                                                    9/15/2003                             4,875,000        4,925,000     0.0
                            USD      22,000,000     National Health Investors,
                                                    Convertible Bonds, 7.75% due
                                                    1/01/2001                            22,000,000       26,510,000     0.2
                            USD      23,000,000     Nationwide Health Properties
                                                    Inc., Convertible Bonds, 6.25%
                                                    due 1/01/1999                        22,800,000       23,460,000     0.2
                            USD       5,500,000     Sizeler Property Investors,
                                                    Inc., Convertible Bonds,
                                                    8% due 7/15/2003                      5,505,000        5,060,000     0.0
                                                                                    ---------------  ---------------   ------
                                                                                        279,246,862      299,076,600     2.2

               Resources    USD      12,000,000     Freeport-McMoRan Resources,
                                                    8.75% due 2/15/2004                  11,116,875       12,420,000     0.1

               Retail--     USD      29,500,000     Coinstar Inc., 0/13% due
               Miscellaneous                        10/01/2006 (b)(k)                    21,090,681       20,834,375     0.2


               Savings Bank USD      21,400,000     First Federal Financial
                                                    Corporation, 11.75% due
                                                    10/01/2004                           21,401,250       23,326,000     0.2

               Steel        USD      15,000,000     Bar Technologies Ltd., 13.50%
                                                    due 4/01/2001                        13,898,344       15,600,000     0.1

               Telecommuni-                         Brooks Fiber Properties (b):
               cations      USD      29,635,000        0/10.875% due 3/01/2006           17,238,040       19,855,450     0.2
                            USD       4,750,000        0/11.875% due 11/01/2006           2,746,555        3,028,125     0.0
                            USD      28,500,000     Busse Broadcasting, 11.625%
                                                    due 10/15/2000                       27,478,987       29,070,000     0.2
                            USD      15,500,000     Call Net Enterprise, Inc.,
                                                    0/13.25% due 12/01/2004 (b)          10,859,002       12,865,000     0.1
                            USD      76,000,000     CellNet Data Systems, Inc.,
                                                    0/13% due 6/15/2005 (b)(h)           42,768,597       52,250,000     0.4
                                                    Geotek Communications, Inc.:
                            USD      99,000,000        0/15% due 7/15/2005 (b)           48,074,547       63,112,500     0.5
                            USD      21,500,000        Convertible Bonds, 12%
                                                       due 2/15/2001                     21,431,750       20,390,600     0.2
                            USD      25,000,000     Millicom International
                                                    Celular S.A., 0/13.50% due
                                                    6/01/2006 (b)                        14,137,111       16,437,500     0.1
                            USD      38,500,000     Nextel Communications, Inc.,
                                                    0/9.75% due 8/15/2004 (b)            29,349,329       27,094,375     0.2
                                                    Teleport Communications
                                                    Group Inc.:
                            USD       3,000,000        9.875% due 7/01/2006               3,000,000        3,142,500     0.0
                            USD      31,250,000        0/11.125% due 7/01/2007 (b)       19,371,489       21,250,000     0.2
                            USD      10,000,000     Tevecap S.A., 12.625% due
                                                    11/26/2004                           10,000,000       10,575,000     0.1
                                                    United International Holdings,
                                                    Inc. (b):
                            USD      39,250,000        0% due 11/15/1999 (f)             25,872,319       28,260,000     0.2
                            USD      11,000,000        Series B, 0% due 11/15/1999        7,543,932        7,920,000     0.1
                                                    United USN Inc. (b) :
                            USD      47,000,000        0/14% due 9/30/2003 (i)           30,646,407       29,140,000     0.2
                            USD      35,000,000        Convertible Bonds, 0/9%
                                                       due 9/30/2003                     27,692,558       26,862,500     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        338,210,623      371,253,550     2.9

               Textiles     USD      18,250,000     Texfi Industries, Inc., 8.75%
               & Apparel                            due 8/01/1999                        17,930,300       16,242,500     0.1

               Trans-       USD      10,625,000     Eletson Holdings Inc., 9.25%
               portation/                           due 11/15/2003                       10,558,437       10,678,125     0.1
               Shipping     USD      19,250,000     Teekay Shipping Corporation,
                                                    8.32% due 2/01/2008                  18,252,500       19,057,500     0.2
                                                                                    ---------------  ---------------   ------
                                                                                         28,810,937       29,735,625     0.3

               Trucking     USD      31,000,000     Ameritruck Distribution,
                                                    12.25% due 11/15/2005                30,577,575       31,387,500     0.2

               US Government                        Federal Home Loan Mortgage
               & Agency                             Corp., REMIC (d)(g):
               Obligations  USD       4,910,000        1243-HP, 5.625% due 11/25/2015     4,788,017        4,822,504     0.0
                            USD      10,000,000        Series, 6.30% due 5/15/2008        9,210,937        9,307,812     0.1
                                                    Federal National Mortgage
                                                    Association (d):
                            USD       7,607,625        8% due 10/01/2024                  7,264,094        7,764,495     0.1
                            USD      15,273,924        8% due 12/01/2024                 15,004,243       15,588,872     0.1
                                                    US Treasury Notes & Bonds:
                            USD     341,100,000        6% due 5/31/1998 (c)             339,137,636      342,007,326     2.7
                            USD     150,000,000        6.125% due 8/31/1998 (c)         149,890,625      150,633,000     1.2
                            USD     200,000,000        5.75% due 12/31/1998             198,992,025      199,468,000     1.6
                            USD      55,000,000        7.875% due 8/15/2001              53,943,600       58,471,600     0.5
                            USD      25,000,000        6.25% due 2/15/2003               25,710,937       24,886,750     0.2
                                                    US Treasury STRIPS (b)(m):
                            USD       5,000,000        0% due 2/15/2019                   1,205,690        1,077,200     0.0
                            USD      22,000,000        0% due 5/15/2000                  17,778,672       18,056,940     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        822,926,476      832,084,499     6.6

               Video        USD     104,025,000     CAI Wireless Systems, Inc.,
               Services/                            12.25% due 9/15/2002                 74,194,250       43,690,500     0.4
               Telecommuni- USD     111,500,000     CS Wireless Systems, Inc.,
               cations                              0/11.375% due 3/01/2006 (b)(l)       53,728,944       39,582,500     0.3
                                                    People's Choice T.V. Corp. (b):
                            USD       3,980,000        0/13.125% due 6/01/2004            1,727,569        1,592,000     0.0
                            USD      40,450,000        0/13.125% due 6/01/2004 (o)       16,719,972       16,989,000     0.1
                                                                                    ---------------  ---------------   ------
                                                                                        146,370,735      101,854,000     0.8

                                                    Total Fixed-Income Securities
                                                    in the United States              2,225,901,451    2,224,323,776    17.5


                                                    Total Investments in
                                                    Fixed-Income Securities           4,604,900,636    4,794,030,685    37.7

SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
                         Currency        Face                                                                      Percent of
COUNTRY                 Denominations   Amount          Short-Term Securities            Cost            Value     Net Assets
United States  Commercial   USD      25,000,000     A I Credit, 5.27% due
               Paper*                               3/25/1997                       $    24,809,694  $    24,809,694     0.2%
                            USD      25,000,000     AIG Funding Inc., 5.27%
                                                    due 3/25/1997                        24,809,694       24,809,694     0.2
                                                    American Express Credit Corp.:
                            USD      50,000,000        5.32% due 3/07/1997               49,748,778       49,748,778     0.4
                            USD      50,000,000        5.31% due 3/28/1997               49,594,375       49,594,375     0.4
                            USD      50,000,000     Associates Corp. of North
                                                    America, 5.30% due 3/10/1997         49,727,639       49,727,639     0.4
                            USD      50,000,000     BBV Finance (Delaware), Inc.,
                                                    5.32% due 3/14/1997                  49,697,056       49,697,056     0.4
                            USD      30,000,000     Bank of Montreal, 5.28% due
                                                    2/24/1997                            29,898,800       29,898,800     0.2
                                                    Barclays U.S. Funding:
                            USD      35,000,000        5.33% due 3/04/1997               34,839,360       34,839,360     0.3
                            USD      15,000,000        5.31% due 3/14/1997               14,909,287       14,909,287     0.1
                            USD      50,000,000        5.29% due 3/25/1997               49,617,944       49,617,944     0.4
                            USD      25,000,000     Bayer Corp., 5.30% due
                                                    3/07/1997                            24,874,861       24,874,861     0.2
                            USD      25,000,000     Bellsouth Corporation, 5.32%
                                                    due 3/14/1997                        24,848,528       24,848,528     0.2
                                                    CIT Group Holdings, Inc. (The):
                            USD      30,000,000        5.41% due 2/14/1997               29,941,392       29,941,392     0.2
                            USD      40,000,000        5.34% due 2/20/1997               39,887,267       39,887,267     0.3
                            USD      40,000,000        5.33% due 2/21/1997               39,881,556       39,881,556     0.3
                                                    Caisse des Depots et
                                                    Consignations:
                            USD      20,000,000        5.33% due 2/04/1997               19,991,117       19,991,117     0.2
                            USD      20,000,000        5.32% due 2/06/1997               19,985,222       19,985,222     0.2
                            USD      60,000,000        5.33% due 2/10/1997               59,920,050       59,920,050     0.5
                            USD      20,000,000        5.31% due 3/07/1997               19,899,700       19,899,700     0.2
                                                    Cargill Inc.:
                            USD      25,000,000        5.32% due 3/07/1997               24,874,389       24,874,389     0.2
                            USD      12,967,000        5.30% due 3/10/1997               12,896,366       12,896,366     0.1
                                                    Ciesco, L.P.:
                            USD      45,000,000        5.43% due 2/07/1997               44,959,275       44,959,275     0.4
                            USD      25,000,000        5.32% due 2/19/1997               24,933,500       24,933,500     0.2
                            USD      10,000,000        5.30% due 3/03/1997                9,955,833        9,955,833     0.1
                                                    Daimler-Benz AG:
                            USD      20,000,000        5.43% due 2/14/1997               19,960,783       19,960,783     0.1
                            USD      30,000,000        5.30% due 3/10/1997               29,836,583       29,836,583     0.2
                            USD      60,000,000     Delaware Funding Corp.,
                                                    5.35% due 2/18/1997                  59,848,417       59,848,417     0.5
                            USD      55,000,000     Disney Company (The), 5.27%
                                                    due 3/17/1997                        54,645,739       54,645,739     0.4
                                                    du Pont (E.I.) de Nemours & Co:
                            USD      40,000,000        5.28% due 3/19/1997               39,730,133       39,730,133     0.3
                            USD      50,000,000        5.28% due 3/20/1997               49,655,333       49,655,333     0.4
                                                    Eiger Capital Corp.:
                            USD      52,000,000        5.33% due 3/14/1997               51,684,346       51,684,346     0.4
                            USD      50,000,000        5.30% due 3/24/1997               49,624,583       49,624,583     0.4
                            USD     100,000,000     Ford Motor Credit Co., 5.30%
                                                    due 3/03/1997                        99,558,333       99,558,333     0.8
                            USD      14,150,000     France Telecom, 5.30% due
                                                    2/21/1997                            14,108,336       14,108,336     0.1
                            USD      51,994,000     General Electric Capital
                                                    Corp., 5.58% due 2/03/1997           51,977,882       51,977,882     0.4
                            USD      60,000,000     General Motors Acceptance
                                                    Corp., 5.40% due 2/10/1997           59,919,000       59,919,000     0.5
                                                    Glaxo Holdings PLC:
                            USD      17,000,000        5.30% due 2/03/1997               16,994,994       16,994,994     0.1
                            USD      15,000,000        5.30% due 3/24/1997               14,887,375       14,887,375     0.1
                            USD      50,000,000        5.30% due 3/25/1997               49,617,222       49,617,222     0.4
                            USD      22,000,000        5.31% due 3/27/1997               21,824,770       21,824,770     0.2
                            USD      50,000,000     Goldman Sachs Group L.P.,
                                                    5.33% due 3/07/1997                  49,748,306       49,748,306     0.4
                            USD      40,000,000     IBM Credit Corp., 5.29%
                                                    due 3/21/1997                        39,717,867       39,717,867     0.3
                                                    KFW International Finance Inc.:
                            USD      39,000,000        5.35% due 2/06/1997               38,971,021       38,971,021     0.3
                            USD      50,000,000        5.31% due 3/27/1997               49,601,750       49,601,750     0.4
                                                    Matterhorn Capital Corp.:
                            USD      40,000,000        5.30% due 3/06/1997               39,805,667       39,805,667     0.3
                            USD      10,000,000        5.30% due 3/11/1997                9,944,056        9,944,056     0.1
                                                    MetLife Funding Corp.:
                            USD      25,000,000        5.33% due 3/14/1997               24,848,243       24,848,243     0.2
                            USD      42,950,000        5.30% due 3/17/1997               42,671,780       42,671,780     0.2
                            USD      40,354,000        5.29% due 3/21/1997               40,069,370       40,069,370     0.3
                                                    Monsanto Company:
                            USD      47,000,000        5.30% due 3/13/1997               46,723,222       46,723,222     0.4
                            USD      12,600,000        5.33% due 3/13/1997               12,525,380       12,525,380     0.1
                            USD      50,000,000     Morgan Stanley Group, Inc.,
                                                    5.30% due 2/12/1997                  49,919,028       49,919,028     0.4
                                                    National Australia Funding
                                                    (Delaware) Inc.:
                            USD      20,000,000        5.33% due 2/04/1997               19,991,117       19,991,117     0.2
                            USD      50,000,000        5.32% due 2/11/1997               49,926,111       49,926,111     0.4
                            USD      30,000,000        5.31% due 3/06/1997               29,853,975       29,853,975     0.2
                                                    Preferred Receivable Funding
                                                    Corp.:
                            USD      20,550,000        5.50% due 2/04/1997               20,540,581       20,540,581     0.2
                            USD      66,000,000        5.33% due 2/12/1997               65,892,512       65,892,512     0.5
                            USD      12,500,000        5.32% due 3/04/1997               12,442,736       12,442,736     0.1
                            USD      60,000,000     Procter & Gamble Co., 5.26%
                                                    due 3/19/1997                        59,596,733       59,596,733     0.5
                                                    Sheffield Receivables Corp.:
                            USD      40,000,000        5.30% due 2/20/1997               39,888,111       39,888,111     0.3
                            USD      20,000,000        5.33% due 3/03/1997               19,911,167       19,911,167     0.1
                            USD      40,000,000        5.32% due 3/17/1997               39,739,911       39,739,911     0.3
                            USD     100,000,000     Shell Oil Co., 5.28% due
                                                    3/18/1997                            99,340,000       99,340,000     0.8
                                                    Siemens Corporation AG:
                            USD      35,000,000        5.35% due 2/14/1997               34,932,382       34,932,382     0.3
                            USD      30,000,000        5.32% due 3/13/1997               29,822,667       29,822,667     0.2
                            USD      35,000,000        5.30% due 3/17/1997               34,773,278       34,773,278     0.3
                            USD      20,000,000     Transamerica Corporation,
                                                    5.28% due 2/21/1997                  19,941,333       19,941,333     0.1
                            USD      50,000,000     UBS Finance Delaware, Inc.,
                                                    5.32% due 2/13/1997                  49,911,333       49,911,333     0.4
                                                    Xerox Corp.:
                            USD      40,000,000        5.30% due 2/03/1997               39,988,222       39,988,222     0.3
                            USD      32,000,000        5.30% due 2/25/1997               31,886,933       31,886,933     0.3
                            USD      25,000,000        5.32% due 3/11/1997               24,859,611       24,859,611     0.2
                                                    Xerox Credit Corp.:
                            USD      30,000,000        5.32% due 2/13/1997               29,946,800       29,946,800     0.2
                            USD      23,000,000        5.30% due 3/07/1997               22,884,872       22,884,872     0.2
                            USD      30,000,000        5.32% due 3/11/1997               29,831,533       29,831,533     0.2
                                                                                    ---------------  ---------------   ------
                                                                                      2,708,823,120    2,708,823,120    21.3




SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)
                         Currency        Face                                                                      Percent of
COUNTRY                 Denominations   Amount          Short-Term Securities            Cost            Value     Net Assets
United States  US Govern-   USD      30,000,000     Federal Farm Credit Bank,
(concluded)    ment &                               5.23% due 4/01/1997             $    29,742,858  $    29,742,858     0.2%
               Agency                               Federal Home Loan Bank:
               Obligations* USD      24,500,000        5.26% due 2/03/1997               24,492,841       24,492,841     0.2
                            USD      60,000,000        5.20% due 2/13/1997               59,896,000       59,896,000     0.5
                            USD      50,000,000        5.20% due 3/06/1997               49,761,667       49,761,667     0.4
                                                    Federal Home Loan Mortgage
                                                    Corp.:
                            USD       3,161,000        5.23% due 2/10/1997                3,156,867        3,156,867     0.0
                            USD      60,000,000        5.22% due 2/13/1997               59,895,600       59,895,600     0.4
                            USD      50,000,000        5.19% due 2/19/1997               49,870,250       49,870,250     0.4
                                                    Federal National Mortgage
                                                    Association:
                            USD      30,000,000        5.26% due 2/03/1997               29,991,233       29,991,233     0.2
                            USD      10,000,000        5.29% due 2/07/1997                9,991,183        9,991,183     0.1
                            USD      60,000,000        5.26% due 2/10/1997               59,921,100       59,921,100     0.5
                            USD      61,050,000        5.27% due 2/11/1997               60,960,630       60,960,630     0.5
                            USD      40,000,000        5.23% due 2/14/1997               39,924,456       39,924,456     0.3
                            USD      10,000,000        5.26% due 2/20/1997                9,972,239        9,972,239     0.1
                            USD      54,000,000        5.24% due 3/04/1997               53,756,340       53,756,340     0.4
                            USD      40,000,000        5.19% due 3/07/1997               39,803,933       39,803,933     0.3
                            USD      25,000,000     Student Loan Marketing
                                                    Association, 5.22% due
                                                    3/10/1997                            24,865,875       24,865,875     0.2
                                                                                    ---------------  ---------------   ------
                                                                                        606,003,072      606,003,072     4.7

                                                    Total Investments in
                                                    Short-Term Securities             3,314,826,192    3,314,826,192    26.0


                                                    Total Investments                11,516,685,049   12,598,140,847    99.0


OPTIONS                             Nominal Value                                         Premiums
WRITTEN                          Covered by Options                                       Received

               Call Options             100,000     Nikkei 225, expiring
               Written                              March 1997 at 19,000                   (216,907)        (317,657)    0.0
                                        250,000     Toy's 'R' Us,Inc., expiring
                                                    March 1997 at 25                       (648,728)        (359,375)    0.0
                                                                                    ---------------  ---------------   ------
                                                                                           (865,635)        (677,032)    0.0

               Put Options               50,000     Nikkei 225, expiring March
               Written                              1997 at 16,500                         (185,295)        (105,198)    0.0
                                         50,000     Nikkei 225, expiring March
                                                    1997 at 16,000                         (189,535)         (80,445)    0.0
                                                                                    ---------------  ---------------   ------
                                                                                           (374,830)        (185,643)    0.0

                                                    Total Options Written                (1,240,465)        (862,675)    0.0


               Total Investments, Net of Options Written                            $11,515,444,584   12,597,278,172    99.0
                                                                                    ===============

               Short Sales (Proceeds--$59,512,762)**                                                     (57,314,335)   (0.5)

               Unrealized Appreciation on Forward Foreign Exchange Contracts***                           52,445,827     0.4

               Variation Margin on Futures Contracts****                                                   9,421,371     0.1

               Other Assets Less Liabilities                                                             125,181,507     1.0
                                                                                                     ---------------   ------
               Net Assets                                                                            $12,727,012,542   100.0%
                                                                                                     ===============   ======


               Net Asset Value:       Class A--Based on net assets of $1,955,462,670
                                               and 132,062,215 shares outstanding                    $         14.81
                                                                                                     ===============
                                      Class B--Based on net assets of $9,167,588,891
                                               and 627,532,841 shares outstanding                    $         14.61
                                                                                                     ===============
                                      Class C--Based on net assets of $462,637,670 and
                                               31,966,148 shares outstanding                         $         14.47
                                                                                                     ===============
                                      Class D--Based on net assets of $1,141,323,311 and
                                               77,147,581 shares outstanding                         $         14.79
                                                                                                     ===============

(a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
(b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed-rate of interest that will commence its accrual on a predetermined date until maturity.
(c)All or a portion of security held as collateral in conncection with open financial futures contracts.
(d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
(e)Each $10 face amount contains 40 shares of First Place Tower.
(f)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
(g)Real Estate Mortgage Investment Conduits (REMIC).
(h)Each $1,000 face amount contains four warrants of CellNet Data
   Systems, Inc.
(i)Each $1,000 face amount contains one warrant of United USN, Inc.
(j)Each $1,000 face amount contains one warrant of PLD Telekom, Inc.
(k)Each $1,000 face amount contains one warrant of Coinstar, Inc.
(l)Each $1,000 face amount contains 1.1 shares of common stock of CS Wireless Systems, Inc.
(m)Separate Trading of Registered Interest and Principal of
   Securities (STRIPS).
(n)Securities held as collateral in connection with covered short sales.
(o)Each $1,000 face amount contains one warrant of People's Choice
   T.V. Corp.
 ++American Depositary Receipts (ADR).
  *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis. The interest rates shown are the rates in effect at January 31, 1997.
 **Covered Short Sales entered into as of January 31, 1997 were as follows:

 Common
 Shares                         Issue                           Value

 1,610,000              Bank of East Asia                  $ (7,251,598)
   924,000              Hysan Development                    (3,362,818)
 2,552,000              NEC Corp.                           (29,899,671)
   897,000              Yamanouchi Pharmaceuticals          (16,800,248)

Total (Proceeds--$59,512,762)                              $(57,314,335)
                                                           ============


***Forward Foreign Exchange Contracts as of January 31, 1997 were as follows:

                                                             Unrealized
Foreign                            Expiration               Appreciation
Currency Sold                         Date                 (Depreciation)

CHF       23,000,000            February 1997               $ 1,326,569
CHF       50,000,000               April 1997                 1,441,279
CHF       50,000,000                 May 1997                  (230,724)
DEM      430,000,000            February 1997                14,566,343
DEM      460,000,000               March 1997                10,472,682
DEM      125,000,000               April 1997                 3,089,608
DKR       10,000,000               April 1997                    56,029
ECU       30,000,000            February 1997                 1,732,800
ECU       35,000,000               April 1997                   476,680
ECU       40,000,000                 May 1997                  (112,200)
ESP    4,500,000,000               March 1997                 1,532,954
FRF       80,000,000            February 1997                   469,893
FRF      389,000,000               March 1997                 1,141,260
FRF      345,000,000               April 1997                   844,410
GBP       73,000,000            February 1997                 3,421,293
GBP       78,000,000               April 1997                 6,574,179
NLG      101,000,000               March 1997                 2,396,222
NLG       52,000,000                 May 1997                  (123,925)
NOK       85,000,000            February 1997                    56,351
NOK       20,000,000               March 1997                    67,790
SKR      230,000,000            February 1997                 1,907,666
SKR      235,000,000               April 1997                 1,338,668

Total Unrealized Appreciation on Forward Foreign Exchange
Contracts--Net (USD Commitment--$1,471,918,419)             $52,445,827
                                                            ===========

****Financial Futures Contracts sold as of January 31, 1997 were as follows:

Number of                                    Expiration
Contracts          Issue       Exchange         Date           Value

   100              JGB         Tokyo        March 1997    $104,249,175
   290       Standard & Poor's
                 500 Index       NYSE        March 1997     114,187,500

Total Financial Futures Contracts Sold
(Total Contract Price--$211,211,693)                       $218,436,675
                                                           ============

    Financial Futures Contracts purchased as of January 31, 1997 were as follows:

Number of                                    Expiration
Contracts        Issue         Exchange         Date           Value

 2,920         Nikkei 225       OSAKA        March 1997    $441,854,785

Total Financial Futures Contracts Purchased
(Total Contracts Price--$430,849,587)                      $441,854,785
                                                           ============



PORTFOLIO INFORMATION


Worldwide
Investments
As of 1/31/97



Percent Breakdown of Stocks &
Fixed-Income Securities by        Percent of
Country                           Net Assets

United States*                      63.0%
Germany                              8.4
Japan                                4.6
Argentina                            3.9
United Kingdom                       3.6
France                               3.2
Italy                                1.7
Canada                               1.4
Netherlands                          1.0
Switzerland                          0.8
Australia                            0.7
Sweden                               0.7
Indonesia                            0.7
Russia                               0.7
Finland                              0.7
Mexico                               0.7
Brazil                               0.6
Spain                                0.6
Hong Kong                            0.5
Portugal                             0.5
Norway                               0.3
South Korea                          0.2

Malaysia                             0.1
Philippines                          0.1
India                                0.1
South Africa                         0.1
Austria                              0.1
New Zealand                          0.0**
Denmark                              0.0**
Ireland                              0.0**
                                    -----
Total                               99.0%
                                    =====

 *Includes investments in short-term securities.
**Holdings are less than 0.1%



Ten Largest Holdings              Percent of
(Equity Investments)              Net Assets

Noble Drilling Corp.                  0.7%
Societe Generale                      0.6
Republic New York Corp.               0.6
Internationale Nederlanden
 Groep N.V.                           0.5
Mellon Bank Corp.                     0.5
Key Corp.                             0.5
Entergy Corp.                         0.4
First Commerce Corp.                  0.4
Glendale Federal Savings Bank         0.4
US Surgical Corp. (Convertible)       0.3


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banking++                             5.6%
Insurance                             3.7
Utilities--Electric & Gas             1.8
Telecommunications                    1.5
Energy & Petroleum                    1.1
Oil Services                          1.0
Healthcare Services                   0.9
Pharmaceuticals                       0.8
Retail Stores                         0.7
Industrial                            0.7

++Includes savings banks.




COMMON STOCK PORTFOLIO CHANGES



For the Quarter Ended January 31, 1997


Additions


 Allianz AG Holding
 Allied Domecq PLC
 Alumax, Inc.
 Bank of East Asia
 BayCorp Holdings, Ltd.
 Brinker International, Inc.
 CS Wireless Systems, Inc.
 California Federal Bank (Series A)
 CellNet Data Systems, Inc.
 Deltic Timber Corporation
 Deutsche Telekom AG
 Glenayre Technologies, Inc.
 Input/Output, Inc.
 Korea Fund, Inc.
 Lend Lease Corporation Limited
 Mapfre S.A. (New Shares)
*Price/Cost Co., Inc.
*Roberts Pharmaceutical Corporation
 Rogers Cantel Mobile Communications Inc.
 Saurer AG (Registered)
 Seat S.p.A.
 Seat S.p.A.--RISP
 Telecel-Communicacaoes Pessoais, S.A.
 Thyssen AG
 Transitional Hospitals Corp.
*Trizec Hahn Corp.
 Walden Residential Properties, Inc.
  (Warrants)
 Wireless One, Inc. (Warrants)
*Yamanovichi Pharmaceutical Co., Ltd.

Deletions

 Advantest Corporation
 Aegon N.V.
 Alexander & Alexander Services, Inc.
 Bankers Trust Co.
 Banco de Santander S.A. (Ordinary)
 Bayer AG
 CarrAmerica Realty Corp.
 Chase Manhattan Corporation (New)
 Ciba-Geigy AG (Registered)
 Community Psychiatric Centers
 Dayton-Hudson Corp.
 Deutsche Bank AG (Warrants)
 Empresa Nacional de Electricidad
  S.A. (Endesa)
 Espirito Santo Financial Holdings
  S.A. (ADR)(USD)
 Filippo Fochi S.p.A.
 First Union Real Estate Investments
 Fortis Amev N.V.
 Great Bay Power Corp.
 Guangshen Railway Company Limited
  (ADR)(USD)
 Halliburton Company
 Hanson PLC (Ordinary)
 Helmerich & Payne, Inc.
 Hoechst AG
 Horsham Corp. (USD)
 Imperial Tobacco Group PLC
 Nuevo Energy Co.
*Price/Cost Co., Inc.
 Progress Software Corporation
*Roberts Pharmaceutical Corporation
 Sandoz AG (Registered)
 Stadshypotek AB
 Tencor Instruments
 Texas Instruments, Inc.
 Tokyo Electron Limited
*Trizec Hahn Corp.
 Unocal Corp.
*Yamanovichi Pharmaceutical, Co. Ltd.
 York International Corp. (New)

*Added and deleted in the same quarter.

